UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund
Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

Funds For Institutions Series
FFI Premier Institutional Fund FFI Institutional Fund FFI Select Institutional Fund FFI Government Fund FFI Treasury Fund FFI Institutional Tax-Exempt Fund

ANNUAL REPORT | APRIL 30, 2010

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month

US equities (S&P 500 Index)	15.66%	38.84%

Small cap US equities (Russell 2000 Index)	28.17	48.95

International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of April 30, 2010	Funds For Institutions Series

Yields

	7-Day SEC Yields	7-Day Yields

FFI Premier Institutional Fund	0.20%	0.20%
FFI Institutional Fund	0.14%	0.14%
FFI Select Institutional Fund	0.18%	0.18%
FFI Government Fund	0.04%	0.04%
FFI Treasury Fund	0.01%	0.00%
FFI Institutional Tax-Exempt Fund	0.26%	0.26%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

FFI Government Fund	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	60%
Repurchase Agreements	34
U.S. Treasury Obligations	8
Liabilities in Excess of Other Assets	(2)

Total	100%

FFI Treasury Fund	Percent of Net Assets

U.S. Treasury Obligations	100%

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: operating expenses including administration or advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Actual

FFI Premier Institutional Fund	$1,000	$1,000.30	$0.74	0.15%

FFI Institutional Fund	$1,000	$1,000.60	$1.04	0.21%

FFI Select Institutional Fund	$1,000	$1,000.80	$0.79	0.16%

FFI Government Fund	$1,000	$1,000.30	$1.04	0.21%

FFI Treasury Fund	$1,000	$1,000.10	$0.50	0.10%

FFI Institutional Tax-Exempt Fund	$1,000	$1,001.00	$1.04	0.21%

Hypothetical (5% annual return before expenses)[2]

FFI Premier Institutional Fund	$1,000	$1,024.04	$0.75	0.15%

FFI Institutional Fund	$1,000	$1,023.74	$1.05	0.21%

FFI Select Institutional Fund	$1,000	$1,023.99	$0.80	0.16%

FFI Government Fund	$1,000	$1,023.74	$1.05	0.21%

FFI Treasury Fund	$1,000	$1,024.29	$0.50	0.10%

FFI Institutional Tax-Exempt Fund	$1,000	$1,023.74	$1.05	0.21%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	5

Schedule of Investments April 30, 2010	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Mortgage-Backed Securities (a):
0.14%, 5/03/10	$126,780	$126,779,014
0.24%, 8/02/10	120,000	119,927,200
Fannie Mae Discount Notes (a):
0.15%, 5/10/10	75,000	74,997,187
0.16%, 5/10/10	125,000	124,995,000
0.17%, 5/24/10	50,000	49,994,570
0.19%, 6/02/10	100,000	99,983,111
0.20%, 6/02/10	50,000	49,991,111
0.24%, 8/23/10	100,000	99,924,000
0.30%, 11/15/10	110,000	109,818,500
Federal Farm Credit Bank Variable Rate Notes (b):
0.60%, 4/27/11	40,000	40,000,000
0.39%, 5/05/11	78,500	78,492,331
0.23%, 12/16/11	40,000	39,993,490
Federal Home Loan Banks Bonds,
0.30%, 11/26/10	28,000	27,992,609
Federal Home Loan Banks Variable Rate Notes (b):
0.25%, 10/08/10	200,000	199,973,606
0.70%, 11/08/10	70,000	69,996,310
0.19%, 11/26/10	51,670	51,670,000
0.16%, 7/20/11	40,000	39,985,111
0.17%, 7/28/11	95,000	94,958,014
0.27%, 10/13/11	50,000	49,978,230
Freddie Mac Discount Notes (a):
0.20%, 7/23/10	200,135	200,042,715
0.21%, 8/02/10	50,000	49,972,875
0.24%, 8/11/10	30,000	29,979,600
0.30%, 9/27/10	89,000	88,889,492
0.29%, 10/26/10	112,500	112,338,688
0.39%, 1/10/11	8,000	7,978,269
Freddie Mac Variable Rate Notes (b):
0.20%, 7/14/10	260,000	259,981,597
0.23%, 8/24/10	67,555	67,555,916
0.23%, 9/03/10	50,570	50,566,529
0.25%, 9/24/10	90,000	90,000,996
0.27%, 12/30/10	165,000	165,064,879
0.32%, 2/14/11	190,000	189,983,869
0.35%, 4/01/11	50,000	50,044,030
0.22%, 2/16/12	56,000	55,955,082

Total U.S. Government Sponsored Agency Obligations — 59.6%		2,967,803,931

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.54%, 6/10/10	177,485	177,378,509
0.45%, 6/17/10	80,000	79,953,522
0.39%, 7/15/10	150,000	149,879,688
0.46%, 8/26/10	6,857	6,846,749

Total U.S. Treasury Obligations — 8.3%		414,058,468

Repurchase Agreements	Par (000)	Value

Bank of America Securities LLC, 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,001,667 collateralized by various US government sponsored agency obligations, 0.00% – 4.50% due 10/01/35 – 5/01/40, par and fair value of $285,950,010, $103,000,001, respectively)	$100,000	$100,000,000
Barclays Capital, Inc., 0.17%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $75,001,063 collateralized by US Treasury Notes, 0.875% due 12/31/10, par and fair value of $76,006,700, $76,500,025, respectively)	75,000	75,000,000
Barclays Capital, Inc., 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $25,000,396 collateralized by US Treasury Bills and Notes, 0.00% – 0.875% due 10/28/10 – 12/31/10, par and fair value of $25,429,400, $25,500,060, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,000,833 collateralized by US government sponsored agency obligations, 3.993% due 12/15/37, par and fair value of $54,510,706, $53,500,000, respectively)	50,000	50,000,000
Credit Suisse First Boston, 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,000,792 collateralized by US government sponsored agency obligations, 6.00% due 5/15/11, par and fair value of $47,050,000, $51,005,021, respectively)	50,000	50,000,000
Credit Suisse First Boston, 0.19%, 5/06/10 (Purchased on 4/30/10 to be repurchased at $158,005,003 collateralized by various US government sponsored agency obligations, 0.00% due 10/01/16 – 5/01/38, par and fair value of $515,552,098, $162,741,061, respectively)	158,000	158,000,000
Deutsche Bank Securities, Inc., 0.17%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $85,001,204 collateralized by US Treasury Notes, 1.375% due 1/15/13, par and fair value of $86,456,400, $86,700,057, respectively)	85,000	85,000,000
Deutsche Bank Securities, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $300,005,000 collateralized by various US government sponsored agency obligations, 0.00% – 5.00% due 2/01/35 – 11/01/39, par and fair value of $753,353,441, $309,000,001, respectively)	300,000	300,000,000
Goldman Sachs & Co., 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,001,583 collateralized by US government sponsored agency obligations, 0.00% due 11/01/39, par and fair value of $144,926,434, $103,000,001, respectively)	100,000	100,000,000

See Notes to Financial Statements.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

HSBC Securities (USA), Inc., 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $36,000,570 collateralized by various US government sponsored agency obligations, 8.00% – 8.125% due 5/15/21 – 11/15/21, par and fair value of $58,820,000, $36,722,565, respectively)	$36,000	$36,000,000
JPMorgan Securities, Inc., 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $59,534,943 collateralized by various US Treasury Obligations, 0.00% due 2/15/25 – 11/15/25, par and fair value of $123,862,912, $60,726,179, respectively)	59,534	59,534,000
Morgan Stanley & Co., Inc., 0.18%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $261,927,929 collateralized by various US government sponsored agency obligations and US Treasury Notes, 3.50% – 5.00% due 1/15/11 – 2/15/40, par and fair value of $273,510,425, $266,516,986, respectively)	261,924	261,924,000
Morgan Stanley & Co., Inc., 0.19%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,001,583 collateralized by various US government sponsored agency obligations and US Treasury Notes, 3.50% – 5.00% due 1/15/11 – 2/15/40, par and fair value of $106,365,165, $103,645,495, respectively)	100,000	100,000,000
RBS Securities, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $94,001,567 collateralized by various US Treasury Notes, 3.375% due 11/15/19, par and fair value of $96,910,000, $95,881,446, respectively)	94,000	94,000,000
RBS Securities, Inc., 0.20%, 5/12/10 (Purchased on 4/30/10 to be repurchased at $175,011,667 collateralized by US government sponsored agency obligations, 0.00% due 2/01/17 – 5/01/40, par and fair value of $1,295,860,583, $180,253,551, respectively)	175,000	175,000,000
UBS Securities LLC, 0.21%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,000,875 collateralized by US government sponsored agency obligations, 5.00% due 4/20/40, par and fair value of $48,760,000, $51,000,112, respectively)	50,000	50,000,000

Total Repurchase Agreements — 34.5%		1,719,458,000

Total Investments (Cost — $5,101,320,399*) — 102.4%		5,101,320,399
Liabilities in Excess of Other Assets — (2.4)%		(120,447,252)

Net Assets — 100.0%		$4,980,873,147

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total Investments[1]	—	$5,101,320,399	—	$5,101,320,399

Total	—	$5,101,320,399	—	$5,101,320,399

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	7

Schedule of Investments April 30, 2010	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.10%, 5/06/10	$101,392	$101,390,662
0.14%, 5/06/10	126,390	126,387,498
0.15%, 5/06/10	100,000	99,997,952
0.11%, 5/13/10	337,452	337,439,803
0.12%, 5/13/10	62,444	62,441,606
0.15%, 5/13/10	74,739	74,735,388
0.10%, 5/20/10	114,000	113,993,984
0.11%, 5/20/10	136,000	135,992,464
0.13%, 5/20/10	186,327	186,314,216
0.10%, 5/27/10	3,000	2,999,784
0.11%, 5/27/10	50,000	49,996,027
0.16%, 5/27/10	354,063	354,022,169
0.14%, 6/03/10	125,000	124,984,532
0.15%, 6/03/10	13,784	13,782,105
0.17%, 6/03/10	185,920	185,891,880
0.15%, 6/10/10	300,000	299,950,000
0.16%, 6/10/10	109,592	109,573,125
0.54%, 6/10/10	41,875	41,849,875
0.15%, 6/17/10	175,991	175,956,535
0.16%, 6/17/10	285,000	284,940,278
0.22%, 6/17/10	99,630	99,601,690
0.17%, 6/24/10	70,000	69,982,150
0.15%, 7/01/10	150,000	149,962,473
0.16%, 7/01/10	2,695	2,694,269
0.53%, 7/01/10	47,191	47,149,020
0.18%, 7/08/10	275,000	274,908,389
0.16%, 7/15/10	250,000	249,918,303
0.15%, 7/22/10	125,000	124,957,861
0.16%, 7/22/10	9,039	9,035,809
0.15%, 7/29/10	164,000	163,939,183
0.47%, 7/29/10	19,300	19,277,574
0.19%, 8/19/10	55,000	54,968,910
0.19%, 8/26/10	100,000	99,938,250
0.21%, 9/09/10	75,000	74,944,052
0.24%, 9/23/10	100,000	99,903,334
0.41%, 9/23/10	20,000	19,967,375
0.24%, 9/30/10	50,000	49,949,333
0.24%, 10/14/10	60,000	59,933,600
0.22%, 10/21/10	27,000	26,971,455
0.24%, 10/28/10	47,000	46,943,600
0.41%, 12/16/10	45,000	44,882,637

Total Investments (Cost — $4,672,469,150*) — 100.0%		4,672,469,150
Liabilities in Excess of Other Assets — (0.0)%		(466,590)

Net Assets — 100.0%		$4,672,002,560

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total Investments[1]	—	$4,672,469,150	—	$4,672,469,150

Total	—	$4,672,469,150	—	$4,672,469,150

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2010	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets

Investments at value — Master Premier Institutional Portfolio[1]	$12,183,920,461	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$6,784,635,724	$4,396,539,073	—	—	—
Investments at value — unaffiliated[2]	—	—	—	$3,381,862,399	$4,672,469,150	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$10,795,433,898
Repurchase agreements at value — unaffiliated[3]	—	—	—	1,719,458,000	—	—
Cash	—	—	—	184,050	100,855	—
Interest receivable	—	—	—	399,019	—	—
Prepaid expenses	519,460	418,900	28,453	102,016	81,148	314,532

Total assets	12,184,439,921	6,785,054,624	4,396,567,526	5,102,005,484	4,672,651,153	10,795,748,430

Liabilities

Income dividends payable	443,150	14,439	87,597	10,338	—	97,401
Investments purchased payable	—	—	—	119,927,200	—	—
Administration fees payable	1,033,976	882,593	468,460	—	—	1,366,708
Investment advisory fees payable	—	—	—	915,156	433,569	—
Other accrued expenses payable	774,640	474,096	110,248	279,643	215,024	322,776

Total liabilities	2,251,766	1,371,128	666,305	121,132,337	648,593	1,786,885

Net Assets	$12,182,188,155	$6,783,683,496	$4,395,901,221	$4,980,873,147	$4,672,002,560	$10,793,961,545

Net Assets Consist of

Paid-in capital	$12,184,487,549	$6,781,071,350	$4,395,476,670	$4,980,089,323	$4,671,884,950	$10,793,792,643
Accumulated net realized gain (loss)	(2,299,394)	2,612,146	424,551	783,824	117,610	168,902

Net Assets, $1.00 net asset value per share[4]	$12,182,188,155	$6,783,683,496	$4,395,901,221	$4,980,873,147	$4,672,002,560	$10,793,961,545

[1] Investments at cost — affiliated	$12,183,920,461	$6,784,635,724	$4,396,539,073	—	—	$10,795,433,898

[2] Investments at cost — unaffiliated	—	—	—	$3,381,862,399	$4,672,469,150	—

[3] Repurchase agreements at cost — unaffiliated	—	—	—	$1,719,458,000	—	—

[4] Shares outstanding	12,184,487,549	6,781,071,350	4,395,476,670	4,980,089,323	4,671,884,950	10,791,745,460

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	9

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2010	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income

Interest	—	—	—	$30,381,433	$10,126,402	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$74,176,002	$77,722,876	$17,576,112	—	—	$73,260,308
Expenses	(8,567,692)	(8,286,210)	(2,222,437)	—	—	(7,611,509)

Total income	65,608,310	69,436,666	15,353,675	30,381,433	10,126,402	65,648,799

Expenses

Administration	15,870,749	23,234,483	4,710,876	—	—	21,275,405
Investment advisory	—	—	—	26,338,485	18,695,381	—
Federal insurance	1,994,339	3,088,434	381,018	1,842,084	687,117	2,592,202
Transfer Agent	531,605	1,405,807	78,955	270,924	360,812	944,452
Professional	509,355	327,218	54,124	66,803	183,802	216,596
Insurance	208,347	204,145	13,722	93,764	39,164	166,350
Officer and Directors	207,178	145,903	49,134	43,263	69,546	129,153
Printing	102,250	128,973	5,911	66	37,459	73,195
Registration	22,517	43,826	10,729	4,895	127,641	12,528
Custodian	—	—	—	309,799	277,169	—
Miscellaneous	154,500	101,578	29,969	32,959	74,306	49,817

Total expenses	19,600,840	28,680,367	5,334,438	29,003,042	20,552,397	25,459,698
Less fees waived by advisor	—	—	—	(9,037,853)	(10,438,740)	—

Total expenses after waiver	19,600,840	28,680,367	5,334,438	19,965,189	10,113,657	25,459,698

Net investment income	46,007,470	40,756,299	10,019,237	10,416,244	12,745	40,189,101

Realized Gain

Net realized gain allocated from the applicable Master Portfolio	875,208	877,480	179,368	—	—	659,800
Net realized gain from investments	—	—	—	983,719	117,610	—

Net Increase in Net Assets Resulting from Operations	$46,882,678	$41,633,779	$10,198,605	$11,399,963	$130,355	$40,848,901

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund		FFI Select Institutional Fund

	Year Ended April 30,		Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2010	2009	2010	2009	2010	2009

Operations

Net investment income	$46,007,470	$491,136,915	$40,756,299	$479,056,433	$10,019,237	$57,592,446
Net realized gain (loss)	875,208	(3,174,602)	877,480	1,367,629	179,368	197,762

Net increase in net assets resulting from operations	46,882,678	487,962,313	41,633,779	480,424,062	10,198,605	57,790,208

Dividends and Distributions to Shareholders From

Net investment income	(46,007,470)	(494,503,770)	(42,385,492)	(479,026,087)	(10,051,489)	(57,592,682)
Net realized gain	—	—	(107,542)	(35,774)	(17,221)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(46,007,470)	(494,503,770)	(42,493,034)	(479,061,861)	(10,068,710)	(57,592,682)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(5,130,778,712)	(15,087,543,350)	(16,571,796,702)	(3,932,329,423)	1,770,363,226	305,723,086

Net Assets

Total increase (decrease) in net assets	(5,129,903,504)	(15,094,084,807)	(16,572,655,957)	(3,930,967,222)	1,770,493,121	305,920,612

Beginning of year	17,312,091,659	32,406,176,466	23,356,339,453	27,287,306,675	2,625,408,100	2,319,487,488

End of year	$12,182,188,155	$17,312,091,659	$6,783,683,496	$23,356,339,453	$4,395,901,221	$2,625,408,100

Undistributed net investment income	—	—	—	$3,471,401	—	$294,656

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	11

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Government Fund		FFI Treasury Fund		FFI Institutional Tax-Exempt Fund

	Year Ended April 30,		Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2010	2009	2010	2009	2010	2009

Operations

Net investment income	$10,416,244	$147,758,460	$12,745	$80,436,797	$40,189,101	$262,170,577
Net realized gain	983,719	580,384	117,610	790,591	659,800	1,121,520

Net increase (decrease) in net assets resulting from operations	11,399,963	148,338,844	130,355	81,227,388	40,848,901	263,292,097

Dividends and Distributions to Shareholders From

Net investment income	(10,985,327)	(147,758,460)	(803,336)	(80,961,205)	(40,189,101)	(262,170,577)
Net realized gain	(199,895)	—	—	—	(82,711)	(1,044,190)

Decrease in net assets resulting from dividends and distributions to shareholders	(11,185,222)	(147,758,460)	(803,336)	(80,961,205)	(40,271,812)	(263,214,767)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(6,727,057,756)	2,634,613,498	(5,202,489,274)	247,667,747	(4,092,941,256)	(2,632,266,799)

Net Assets

Total increase (decrease) in net assets	(6,726,843,015)	2,635,193,882	(5,203,162,255)	247,933,930	(4,092,364,167)	(2,632,189,469)

Beginning of year	11,707,716,162	9,072,522,280	9,875,164,815	9,627,230,885	14,886,325,712	17,518,515,181

End of year	$4,980,873,147	$11,707,716,162	$4,672,002,560	$9,875,164,815	$10,793,961,545	$14,886,325,712

Undistributed net investment income	—	$569,083	—	$790,591	—	$33,881

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0028	0.0209	0.0473	0.0512	0.0373

Dividends from net investment income	(0.0028)	(0.0209)	(0.0473)	(0.0512)	(0.0373)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.28%	2.11%	4.83%	5.24%	3.79%

Ratios to Average Net Assets[2]

Total expenses	0.18%	0.18%	0.16%	0.16%	0.16%

Total expenses after waiver	0.18%	0.18%	0.16%	0.11%	0.12%

Net investment income	0.29%	2.16%	4.63%	5.13%	3.74%

Supplemental Data

Net assets, end of year (000)	$12,182,188	$17,312,092	$32,406,176	$19,908,646	$16,821,041

	FFI Institutional Fund

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023	0.0204	0.0467	0.0505	0.0368

Dividends and distributions from:
Net investment income	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.23%	2.06%	4.77%	5.17%	3.74%

Ratios to Average Net Assets[2]

Total expenses	0.24%	0.24%	0.22%	0.22%	0.23%

Net investment income	0.26%	2.03%	4.59%	5.07%	3.75%

Supplemental Data

Net assets, end of year (000)	$6,783,683	$23,356,339	$27,287,307	$20,368,666	$12,597,362

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	13

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund

			Period February 4, 2008[1] to April 30, 2008
	Year Ended April 30,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0027	0.0207	0.0082

Dividends from net investment income	(0.0027)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]

Total investment return	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]

Total expenses	0.18%	0.21%	0.18%[5]

Net investment income	0.24%	2.04%	3.34%[5]

Supplemental Data

Net assets, end of period (000)	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Financial Highlights	Funds For Institutions Series

	FFI Government Fund

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0141	0.0435	0.0495	0.0361

Dividends and distributions from:
Net investment income	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.12%	1.42%	4.44%	5.06%	3.67%

Ratios to Average Net Assets

Total expenses	0.34%	0.35%	0.32%	0.34%	0.34%

Total expenses after waiver	0.23%	0.24%	0.21%	0.22%	0.22%

Net investment income	0.12%	1.26%	4.06%	4.97%	3.56%

Supplemental Data

Net assets, end of year (000)	$4,980,873	$11,707,716	$9,072,522	$2,815,784	$2,213,199

	FFI Treasury Fund

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0076	0.0346	0.0476	0.0338

Dividends and distributions from:
Net investment income	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)
Net realized gain	—	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.01%	0.77%	3.51%	4.87%	3.43%

Ratios to Average Net Assets

Total expenses	0.34%	0.33%	0.32%	0.35%	0.36%

Total expenses after waiver	0.17%	0.22%	0.21%	0.23%	0.23%

Net investment income	0.00%	0.68%	2.74%	4.76%	3.33%

Supplemental Data

Net assets, end of year (000)	$4,672,003	$9,875,165	$9,627,231	$1,349,189	$1,369,615

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	15

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0028	0.0150	0.0314	0.0341	0.0264

Dividends and distributions from:
Net investment income	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)
Net realized gain	—	—	(0.0000)	—	—

Total dividends and distributions	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.28%	1.51%	3.18%	3.47%	2.68%

Ratios to Average Net Assets[2]

Total expenses	0.23%	0.24%	0.22%	0.22%	0.22%

Net investment income	0.28%	1.55%	3.13%	3.41%	2.66%

Supplemental Data

Net assets, end of year (000)	$10,793,962	$14,886,326	$17,518,515	$14,911,825	$14,060,273

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Notes to Financial Statements	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) invest 100% of their investable assets in interests in the applicable series (collectively, the “Master Portfolios”) of Master Institutional Money Market LLC (the “Master LLC”). Premier Institutional Fund invests all of its investable assets in Master Premier Institutional Portfolio. The Institutional Fund and Select Institutional Fund invest all of their investable assets in Master Institutional Portfolio. The Institutional Tax-Exempt Fund invests all of its investable assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is a registered investment company, the Master Portfolios of which have the same investment objective and strategies as the corresponding Feeder Fund. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the corresponding Master Portfolio. The results of operations and performance of a Feeder Fund are directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies followed by the Trust:

Valuation: Each Feeder Fund records its investment in the Master Portfolio at fair value. Valuation of securities held by each of the Master Portfolios is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The portfolio securities of the Government Fund and Treasury Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, each Feeder Fund’s investment in the respective Master Portfolio was classified as Level 2. More relevant disclosure regarding fair value measurements relates to the Master Portfolios, which is disclosed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements: The Government Fund and Treasury Fund may each invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. The Funds amortize all premiums and discount on debt securities. Each Feeder Fund’s net investment income includes the Feeder Fund’s pro rata share of the net investment income of the respective Master Portfolio. The Government Fund and Treasury Fund recognize interest on the accrual basis.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	17

Notes to Financial Statements (continued)	Funds For Institutions Series

Dividends and Distributions: Dividends from net investment income are accrued daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. Except for Select Institutional Fund the statute of limitations on each Fund’s US federal tax returns remains open for the four years ended April 30, 2010. The statute of limitations on Select Institutional Fund’s US federal tax returns remains open for the three taxable years ended April 30, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Trust for 1940 Act purposes, but BAC and Barclays are not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for the Government and Treasury Funds pursuant to an investment advisory agreement with the Trust and as the Administrator to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund pursuant to an administrative agreement with the Trust.

The Manager provides investment advisory and administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the following annual rates as a percentage of average daily value of each Fund’s net assets: 0.35% of the first $500 million, 0.335% of the next $250 million, 0.32% of the next $250 million and 0.30% in excess of $1 billion.

The Manager has voluntarily agreed to waive a portion of its investment advisory fees for the Government Fund and Treasury Fund. The effective fee payable to the Manager by the Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive a portion of their respective investment advisory fees to enable the Government and Treasury Funds to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by advisor. The Manager may discontinue the waiver at any time.

The Manager has, with respect to the Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-advisor for the services it provides to the Government Fund and Treasury Fund a monthly fee at an annual rate equal to a percentage of the investment advisory fee the Manager receives from each Fund. The sub-advisor is responsible for the day-to-day management of the Government Fund and Treasury Fund.

The Administrator provides certain administrative services to the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15%, 0.13% and 0.15%, respectively, of each Fund’s average daily net assets.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Notes to Financial Statements (continued)	Funds For Institutions Series

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee for Select Institutional Fund, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the investment advisory fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18%.

The Trust on behalf of each Fund has entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2010 attributable to the reclassification of distributions and the use of equalization were reclassified to the following accounts:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)

Institutional Fund	—	$(1,842,208)	$1,842,208
Select Institutional Fund	—	$(262,404)	$262,404
Institutional Tax-Exempt Fund	$371,907	$(33,881)	$(338,026)

The tax character of distributions paid during the fiscal years ended April 30, 2010 and April 30, 2009 were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund

Ordinary income*
4/30/2010	$46,007,470	$42,385,492	$10,051,489
4/30/2009	$494,503,770	$479,026,087	$57,592,682

Long-term capital gains*
4/30/2010	—	$107,542	$17,221
4/30/2009	—	$35,774	—

Total
4/30/2010	$46,007,470	$42,493,034	$10,068,710

4/30/2009	$494,503,770	$479,061,861	$57,592,682

	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Tax-exempt income
4/30/2010	—	—	$40,222,982
4/30/2009	—	—	$262,170,577

Ordinary income*
4/30/2010	$11,151,814	$803,336	$178,508
4/30/2009	$147,758,460	$80,961,205	$404,058

Long-term capital gains*
4/30/2010	$33,408	—	$242,229
4/30/2009	—	—	$1,625,770

Total
4/30/2010	$11,185,222	$803,336	$40,643,719

4/30/2009	$147,758,460	$80,961,205	$264,200,405

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of April 30, 2010, the tax components of accumulated net earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund

Undistributed ordinary income	—	$2,612,146	$424,551
Capital loss carryforwards	$(2,299,394)	—	—

Total	$(2,299,394)	$2,612,146	$424,551

	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Undistributed ordinary income	$783,824	$120,294	$45,361
Undistributed long-term net capital gains	—	—	123,541
Net unrealized losses*	—	$(2,684)	—

Total	$783,824	$117,610	$168,902

*	The difference between book-basis and tax-basis net unrealized losses is attributable to the tax deferral of losses on wash sales.

Premier Institutional Fund

As of April 30, 2010, the Fund had a capital loss carryforward of $2,299,394, which expires April 30, 2017. This amount will be available to offset future realized gains.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political,

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	19

Notes to Financial Statements (concluded)	Funds For Institutions Series

social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Each Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Fund.

5. Federal Insurance:

The Funds participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period May 1, 2009 to September 18, 2009 is included in federal insurance in the Statements of Operations. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestments of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares were as follows:

	Year Ended April 30,

Premier Institutional Fund	2010	2009

Shares sold	81,493,788,249	159,162,133,383
Shares issued to shareholders in reinvestment of dividends	34,221,150	371,667,472

Total issued	81,528,009,399	159,533,800,855
Shares redeemed	(86,658,788,111)	(174,621,344,205)

Net decrease	(5,130,778,712)	(15,087,543,350)

	Year Ended April 30,

Institutional Fund	2010	2009

Shares sold	47,428,893,410	83,468,536,274
Shares issued to shareholders in reinvestment of dividends	37,202,116	448,669,273

Total issued	47,466,095,526	83,917,205,547
Shares redeemed	(64,037,892,228)	(87,849,534,970)

Net decrease	(16,571,796,702)	(3,932,329,423)

Select Institutional Fund

Shares sold	27,490,497,087	26,329,392,250
Shares issued to shareholders in reinvestment of dividends	6,371,312	19,876,852

Total issued	27,496,868,399	26,349,269,102
Shares redeemed	(25,726,505,173)	(26,043,546,016)

Net increase	1,770,363,226	305,723,086

Government Fund

Shares sold	51,314,355,369	77,980,143,964
Shares issued to shareholders in reinvestment of dividends	9,121,028	116,475,180

Total issued	51,323,476,397	78,096,619,144
Shares redeemed	(58,050,534,153)	(75,462,005,646)

Net increase (decrease)	(6,727,057,756)	2,634,613,498

Treasury Fund

Shares sold	6,498,432,321	29,291,427,639
Shares issued to shareholders in reinvestment of dividends	774,813	78,697,202

Total issued	6,499,207,134	29,370,124,841
Shares redeemed	(11,701,696,408)	(29,122,457,094)

Net increase (decrease)	(5,202,489,274)	247,667,747

Institutional Tax-Exempt Fund

Shares sold	29,978,302,459	41,818,042,877
Shares issued to shareholders in reinvestment of dividends and distributions	38,966,226	251,903,387

Total issued	30,017,268,685	42,069,946,264
Shares redeemed	(34,110,209,941)	(44,702,213,063)

Net decrease	(4,092,941,256)	(2,632,266,799)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), consisting of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), each a separate series of the Trust, including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2010, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Trust as of April 30, 2010, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2010

Important Tax Information (Unaudited)	Funds For Institutions Series

All of the net investment income distributions paid by Institutional Tax-Exempt Fund during the fiscal year ended April 30, 2010 qualify as tax-exempt interest dividends for federal income tax purposes. Additionally, the Fund paid a taxable ordinary income dividend of $0.000005921 payable on December 31, 2009.

The following information is provided with respect to the ordinary income distributions paid by Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund for the taxable period ended April 30, 2010:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents*
Months Paid:	May 2009 – December 2009	99.24%	99.53%	99.53%	100.00%	100.00%
	January 2010 – April 2010	95.60%	100.00%	100.00%	100.00%	100.00%

Federal Obligation Interest**		7.64%	7.10%	7.44%	53.37%	100.00%†

Long-Term Capital Gains Per Share ($)
Record Date:	December 31, 2009	—	$0.000007901	$0.000003977	$0.000003403	—

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

**

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

†	At least 50% of the Fund’s assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	21

Portfolio Information as of April 30, 2010	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	37%
U.S. Government Sponsored Agency Obligations	27
Repurchase Agreements	13
U.S. Treasury Obligations	11
Commercial Paper	7
Corporate Notes	4
Time Deposits	3
Liabilities in Excess of Other Assets	(2)

Total	100%

Master Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	35%
U.S. Government Sponsored Agency Obligations	31
U.S. Treasury Obligations	16
Repurchase Agreements	11
Corporate Notes	5
Commercial Paper	3
Time Deposits	2
Liabilities in Excess of Other Assets	(3)

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets

Variable Rate Demand Obligations	73%
Fixed Rate Notes	24
Tax-Exempt Commercial Paper	3
Variable Rate Demand Preferred	1
Liabilities in Excess of Other Assets	(1)

Total	100%

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments April 30, 2010	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 1.2%
Credit Industriel et Commercial, London, 0.39%, 6/02/10	$150,000	$150,000,666

Yankee — 36.1% (a)
Abbey National Treasury Services Plc, Connecticut, 0.28%, 11/17/10	120,000	120,000,000
Banco Bilbao Vizcaya Argentaria SA, New York, 0.34%, 12/13/10	52,300	52,300,000
Bank of Montreal, Chicago, 0.22%, 5/11/10	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.31%, 5/04/10	140,000	140,000,000
0.39%, 10/15/10	125,000	124,997,106
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 5/24/10	200,000	200,000,000
0.31%, 6/15/10	175,000	175,000,000
0.32%, 6/29/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.43%, 5/12/10	125,000	125,000,000
0.32%, 6/30/10	150,000	150,000,000
0.33%, 8/18/10	97,235	97,235,000
BNP Paribas SA, New York:
0.24%, 5/10/10	150,000	150,000,000
0.22%, 6/04/10	200,000	200,000,000
Credit Agricole CIB, New York, 0.35%, 10/12/10	100,000	100,000,000
Deutsche Bank AG, New York:
0.30%, 7/27/10	50,000	50,000,000
0.30%, 7/28/10	200,000	200,000,000
Dexia Credit Local SA, New York — GTD:
0.30%, 5/06/10	200,000	200,000,000
1.05%, 5/17/10 (b)	202,000	202,000,000
Lloyds TSB Bank Plc, New York, 0.22%, 5/10/10	55,000	55,000,000
Rabobank Nederland NV, New York:
0.20%, 6/07/10	100,000	100,000,000
0.25%, 1/10/11	75,500	75,500,000
0.25%, 1/13/11	120,000	120,000,000
Royal Bank of Scotland, Connecticut:
0.54%, 5/18/10	175,000	175,000,000
0.54%, 5/20/10	300,000	300,000,000
Société Générale, New York:
0.28%, 7/12/10	85,000	85,000,000
0.29%, 7/23/10	110,945	110,945,000
Svenska Handelsbanken, New York, 0.43%, 10/25/10	75,000	75,001,840
Toronto-Dominion Bank, New York:
0.25%, 11/05/10	105,000	105,000,000
0.25%, 2/04/11	44,500	44,500,000
UBS AG, Stamford, 0.21%, 5/07/10	50,000	50,000,000
UniCredito SpA, New York:
0.30%, 5/21/10	200,000	200,000,000
0.30%, 6/18/10	200,000	200,000,000
0.36%, 7/23/10	90,000	90,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Westpac Banking Corp., New York:
0.31%, 10/19/10	$79,640	$79,640,000
0.32%, 10/21/10	96,410	96,410,000

Total Certificates of Deposit — 37.3%		4,548,529,612

Commercial Paper
Atlantis One Funding Corp., 0.24%, 5/03/10 (c)	100,000	99,998,667
Barton Capital Corp., 0.19%, 5/12/10 (c)	60,000	59,996,517
Cancara Asset Securitisation LLC, 0.23%, 6/10/10 (c)	100,000	99,974,444
Danske Corp. — GTD, 0.20%, 5/10/10 (c)	200,000	199,990,000
Grampian Funding LLC, 0.26%, 6/08/10 (c)	120,000	119,967,066
JPMorgan Chase & Co., 0.25%, 7/14/10 (c)	130,000	129,933,194
Sydney Capital Corp., 0.53%, 6/16/10 (c)	25,000	24,983,070
Westpac Trust Securities, New Zealand, 0.37%, 11/05/10 (d)	132,200	132,200,000

Total Commercial Paper — 7.1%		867,042,958

Corporate Notes

Citibank NA — FDIC GTD, 0.34%, 9/30/10 (d)	52,000	52,000,000
Commonwealth Bank of Australia, 0.32%, 11/22/10 (d)(e)	80,000	80,000,000
Eksportfinans A/S, 0.31%, 11/09/10 (d)	74,000	74,000,000
KBC Bank NV, New York, 1.31%, 5/03/10 (b)	108,000	108,000,000
Rabobank Nederland NV, 0.79%, 7/07/10 (b)(e)	201,500	201,500,000

Total Corporate Notes — 4.2%		515,500,000

Time Deposits

Société Générale, 0.22%, 5/03/10	325,669	325,669,000

Total Time Deposits — 2.7%		325,669,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
0.15%, 5/12/10	135,000	134,993,812
0.16%, 5/26/10	100,000	99,989,236
0.15%, 6/03/10	50,000	49,993,125
0.20%, 7/28/10	42,498	42,477,223
0.24%, 9/20/10	90,000	89,914,800
0.30%, 9/22/10	50,000	49,940,000
0.29%, 10/13/10	46,771	46,708,833
Fannie Mae Variable Rate Notes, 0.20%, 8/05/10 (d)	112,655	112,644,205

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	23

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Federal Home Loan Banks Discount Notes, 0.19%, 7/14/10 (c)	$125,000	$124,952,301
Federal Home Loan Banks Variable Rate Notes (d):
0.15%, 7/09/10	180,640	180,632,965
0.25%, 10/08/10	113,000	112,984,124
0.23%, 10/06/11	125,000	124,927,483
Freddie Mac Discount Notes (c):
0.14%, 5/17/10	25,000	24,997,472
0.16%, 6/18/10	100,000	99,978,806
0.20%, 7/19/10	34,000	33,984,123
0.20%, 7/23/10	103,500	103,453,231
0.20%, 7/27/10	100,000	99,951,889
0.22%, 8/05/10	264,000	263,848,161
0.21%, 8/25/10	100,000	99,933,222
0.30%, 9/27/10	45,000	44,944,875
0.30%, 10/20/10	80,000	79,883,440
Freddie Mac Variable Rate Notes (d):
0.20%, 7/14/10	116,000	115,991,789
0.23%, 8/24/10	92,720	92,721,257
0.23%, 9/03/10	362,985	362,960,090
0.32%, 2/14/11	427,075	427,021,546
0.13%, 5/05/11	225,000	224,931,345

Total U.S. Government Sponsored Agency Obligations — 26.6%		3,244,759,353

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.55%, 7/01/10	187,000	186,827,311
0.31%, 7/15/10	55,000	55,151,850
0.39%, 7/15/10	231,000	230,618,754
0.47%, 7/29/10	40,000	39,953,523
0.17%, 8/12/10	141,000	140,930,554
0.18%, 8/19/10	280,000	279,847,290
0.23%, 8/26/10	100,000	99,926,875
0.31%, 8/26/10	75,000	74,925,656
0.32%, 8/26/10	78,500	78,419,635
0.32%, 9/23/10	55,000	54,928,558
0.24%, 9/30/10	129,525	129,393,748

Total U.S. Treasury Obligations — 11.3%		1,370,923,754

Repurchase Agreements

Bank of America Securities LLC, 0.33%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $80,002,200 collateralized by various Corporate/Debt Obligations, 0.377% – 8.75% due 2/15/11 – 1/01/99, aggregate par and fair value of $78,962,048, $85,600,000, respectively)	80,000	80,000,000
Barclays Capital, Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,001,625 collateralized by various Corporate/Debt Obligations, 0.00% – 6.427% due 10/15/12 – 12/20/54, aggregate par and fair value of $199,520,190, $53,500,000, respectively)	50,000	50,000,000

Repurchase Agreements (continued)	Par (000)	Value

Citigroup Global Markets, Inc., 0.46%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $40,001,533 collateralized by various US government sponsored agency obligations and Corporate/Debt Obligations, 0.00% – 6.427% due 4/28/14 – 12/20/37, aggregate par and fair value of $45,782,872, $41,360,761, respectively)	$40,000	$40,000,000
Citigroup Global Markets, Inc., 0.56%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $115,005,367 collateralized by various US government sponsored agency obligations and Corporate/Debt Obligations, 0.00% – 12.25% due 10/01/10 – 8/15/39, aggregate par and fair value of $121,140,607, $120,256,261, respectively)	115,000	115,000,000
Citigroup Global Markets, Inc., 0.64%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $300,016,000 collateralized by various US government sponsored agency obligations, 0.00% – 6.50% due 7/15/16 – 3/20/40, aggregate par and fair value of $1,465,734,676, $318,723,979, respectively)	300,000	300,000,000
Deutsche Bank Securities, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $500,008,333 collateralized by various US government sponsored agency obligations, 0.00% – 6.625% due 5/04/10 – 11/18/39, par and fair value of $559,436,000, $510,000,374, respectively)	500,000	500,000,000
Deutsche Bank Securities, Inc., 0.31%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,001,292 collateralized by various Corporate/Debt Obligations, 0.00% – 8.75% due 10/15/11 – 4/15/99, aggregate par and fair value of $49,047,978, $53,500,000, respectively)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.33%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $30,000,700 collateralized by various Corporate/Debt Obligations, 1.95% – 10.20% due 12/01/10 – 2/06/39, aggregate par and fair value of $27,227,000, $32,101,547, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,003,000 collateralized by various Corporate/Debt Obligations, 0.902% – 8.00% due 7/15/10 – 1/15/40, aggregate par and fair value of $102,697,000, $107,000,442, respectively)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $5,000,150 collateralized by various Corporate/Debt Obligations, 0.00% – 7.50% due from 6/18/10 – 1/18/39, aggregate par and fair value of $5,232,168, $5,350,001, respectively)	5,000	5,000,000

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities, Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $90,002,700 collateralized by various US government sponsored agency obligations and Corporate/Debt Obligations, 0.00% – 8.15% due 10/20/11 – 1/15/49, aggregate par and fair value of $89,406,956, $94,384,329, respectively)	$90,000	$90,000,000
UBS Securities LLC, 0.39%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $175,005,688 collateralized by various Corporate/Debt Obligations, 3.087% – 14.25% due 8/15/10 – 1/29/38, par and fair value of $183,315,184, $187,252,290, respectively)	175,000	175,000,000

Total Repurchase Agreements — 12.6%		1,535,000,000

Total Investments (Cost — $12,407,424,677*) — 101.8%		12,407,424,677
Liabilities in Excess of Other Assets — (1.8)%		(223,504,216)

Net Assets — 100.0%		$12,183,920,461

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair Value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total Investments[1]	—	$12,407,424,677	—	$12,407,424,677

Total	—	$12,407,424,677	—	$12,407,424,677

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	25

Schedule of Investments April 30, 2010	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 1.5%
Credit Industriel et Commercial, London, 0.39%, 6/02/10	$171,000	$171,000,760

Yankee — 33.7% (a)
Abbey National Treasury Services Plc, Connecticut:
0.56%, 7/20/10	181,795	181,795,000
0.28%, 11/17/10	151,000	151,000,000
Banco Bilbao Vizcaya Argentaria SA, New York, 0.34%, 12/13/10	65,200	65,200,000
Bank of Nova Scotia, Houston, 0.39%, 10/15/10	150,000	149,996,527
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 5/24/10	150,000	150,000,000
0.31%, 6/15/10	200,000	200,000,000
0.32%, 6/29/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.43%, 5/12/10	115,000	115,000,000
0.32%, 6/30/10	50,000	50,000,000
BNP Paribas SA, New York, 0.22%, 6/04/10	200,000	200,000,000
Deutsche Bank AG, New York:
0.30%, 7/27/10	50,000	50,000,000
0.30%, 7/28/10	100,000	100,000,000
Dexia Credit Local SA, New York — GTD:
0.30%, 5/05/10	200,000	200,000,000
1.05%, 5/17/10 (b)	305,500	305,500,000
Rabobank Nederland NV, New York:
0.20%, 6/07/10	100,000	100,000,000
0.25%, 1/10/11	87,000	87,000,000
0.25%, 1/13/11	112,000	112,000,000
Royal Bank of Scotland, Connecticut:
0.54%, 5/18/10	200,000	200,000,000
0.54%, 5/20/10	300,000	300,000,000
Royal Bank of Scotland, New York, 0.38%, 7/07/10	125,000	125,000,000
Société Générale, New York:
0.28%, 7/12/10	96,500	96,500,000
0.29%, 7/23/10	100,000	100,000,000
Toronto-Dominion Bank, New York:
0.25%, 11/05/10	145,000	145,000,000
0.25%, 2/04/11	45,500	45,500,000
UniCredito SpA, New York:
0.30%, 5/21/10	55,000	55,000,000
0.30%, 6/18/10	200,000	200,000,000
Westpac Banking Corp., New York:
0.31%, 10/19/10	100,180	100,180,000
0.32%, 10/21/10	127,075	127,075,000

Total Certificates of Deposit — 35.2%		3,932,747,287

Commercial Paper (c)

Cancara Asset Securitisation LLC, 0.23%, 6/10/10	190,000	189,951,444
JPMorgan Chase & Co., 0.25%, 7/14/10	140,000	139,928,055

Total Commercial Paper — 3.0%		329,879,499

Corporate Notes	Par (000)	Value

Citibank NA — FDIC GTD, 0.34%, 9/30/10 (c)	$72,000	$72,000,000
Commonwealth Bank of Australia, 0.32%, 11/22/10 (c)(d)	105,000	105,000,000
KBC Bank NV, New York, 1.31%, 5/03/10 (b)	147,985	147,985,000
Rabobank Nederland NV, 0.79%, 7/07/10 (b)(d)	280,400	280,400,000

Total Corporate Notes — 5.4%		605,385,000

Time Deposits

Société Générale, 0.22%, 5/03/10	241,651	241,651,000

Total Time Deposits — 2.2%		241,651,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (e):
0.16%, 5/26/10	100,000	99,989,236
0.15%, 6/03/10	250,000	249,965,625
0.20%, 7/19/10	88,500	88,461,159
0.24%, 9/20/10	105,000	104,900,600
Fannie Mae Variable Rate Notes (c):
0.20%, 8/05/10	142,190	142,176,376
0.13%, 5/13/11	113,000	113,022,183
Federal Home Loan Banks Discount Notes, 0.19%, 7/14/10 (e)	125,000	124,952,500
Federal Home Loan Banks Variable Rate Notes (c):
0.15%, 7/09/10	256,120	256,110,280
0.25%, 10/08/10	176,000	175,976,774
Freddie Mac Discount Notes (e):
0.20%, 7/23/10	106,200	106,151,030
0.20%, 7/26/10	117,150	117,095,330
0.22%, 8/05/10	275,000	274,838,667
0.21%, 8/17/10	50,715	50,683,049
Freddie Mac Variable Rate Notes (c):
0.20%, 7/14/10	156,000	155,988,957
0.23%, 8/24/10	123,925	123,926,680
0.23%, 9/03/10	303,880	303,859,146
0.32%, 2/14/11	623,475	623,396,959
0.13%, 5/05/11	360,000	359,890,152

Total U.S. Government Sponsored Agency Obligations — 31.0%		3,471,384,703

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (e):
0.55%, 7/01/10	$250,000	$249,769,132
0.24%, 7/15/10	50,000	49,987,634
0.31%, 7/15/10	75,000	74,951,562
0.39%, 7/15/10	221,900	221,694,279
0.16%, 7/22/10	150,000	149,946,833
0.47%, 7/29/10	55,000	54,936,093
0.17%, 8/12/10	255,000	254,874,511
0.18%, 8/19/10	215,000	214,882,110
0.23%, 8/26/10	125,000	124,908,594
0.30%, 8/26/10	100,000	99,901,037
0.31%, 8/26/10	15,000	14,985,132
0.32%, 8/26/10	96,400	96,301,311
0.24%, 9/30/10	128,550	128,419,736

Total U.S. Treasury Obligations — 15.5%		1,735,557,964

Repurchase Agreements

Bank of America Securities LLC, 0.33%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,001,375 collateralized by various Corporate/Debt Obligations, 2.313% – 8.00% due 8/01/11 – 12/15/39, aggregate par and fair value of $49,181,293, $53,500,001, respectively)	50,000	50,000,000
Barclays Capital, Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,003,000 collateralized by various Corporate/Debt Obligations, 0.00% – 7.00% due 12/15/10 – 9/18/56, aggregate par and fair value of $514,715,416, $107,000,000, respectively)	100,000	100,000,000
Citigroup Global Markets, Inc., 0.46%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $40,001,533 collateralized by various US government sponsored agency and Corporate/Debt Obligations, 0.00% – 6.427% due 8/26/13 – 12/20/37, aggregate par and fair value of $45,902,872, $41,360,897, respectively)	40,000	40,000,000
Citigroup Global Markets, Inc., 0.56%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $25,001,167 collateralized by various US government sponsored agency and Corporate/Debt Obligations, 0.00% – 12.25% due 10/01/10 – 8/15/39, aggregate par and fair value of $26,317,084, $26,146,670, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.64%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $100,005,333 collateralized by various US government sponsored agency obligations, 0.00% – 6.50% due 6/15/22 – 2/25/40, aggregate par and fair value of $507,404,617, $106,163,680, respectively)	100,000	100,000,000

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $650,010,833 collateralized by various US government sponsored agency obligations, 0.00% – 7.125% due 5/03/10 – 5/15/40, aggregate par and fair value of $1,029,289,182, $665,000,139, respectively)	$650,000	$650,000,000
HSBC Securities (USA), Inc., 0.33%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $40,001,100 collateralized by various Corporate/Debt Obligations, 0.02% – 6.20% due 3/15/28 – 11/01/47, aggregate par and fair value of $45,505,000, $42,802,400, respectively)	40,000	40,000,000
JPMorgan Securities, Inc., 0.31%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,001,292 collateralized by various Corporate/Debt Obligations, 6.125% – 10.375% due 5/01/11 – 3/15/27, aggregate par and fair value of $51,835,822, $53,502,829, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.61%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $50,002,542 collateralized by Corporate/Debt Obligations, 0.02% due 8/03/10, aggregate par and fair value of $52,950,000, $52,503,934, respectively)	50,000	50,000,000
Morgan Stanley & Co., Inc., 0.36%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $150,004,500 collateralized by various Corporate/Debt Obligations, 0.00% – 7.50% due 6/18/10 – 1/18/39, aggregate par and fair value of $159,129,811, 160,500,001, respectively)	150,000	150,000,000

Total Repurchase Agreements — 11.2%		1,255,000,000

Total Investments (Cost — $11,571,605,453*) — 103.5%		11,571,605,453
Liabilities in Excess of Other Assets — (3.5)%		(390,430,656)

Net Assets — 100.0%		$11,181,174,797

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rate shown reflects the discount rate at the time of purchase.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	27

Schedule of Investments (concluded)	Master Institutional Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair Value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total Investments[1]	—	$11,571,605,453	—	$11,571,605,453

Total	—	$11,571,605,453	—	$11,571,605,453

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments April 30, 2010	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 4.1%
Alabama HFA, RB, PUTTERS, Series 1954, AMT, VRDN, 0.45%, 5/07/10 (a)(c)	$5,685	$5,685,382
Columbia IDB, RB, Alabama Power Co. Project, Series A, VRDN, 0.27%, 5/03/10 (a)	67,390	67,390,000
Columbia IDB, RB, Alabama Power Co. Project, Series B, VRDN, 0.27%, 5/03/10 (a)	15,500	15,500,000
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, Mercy Medical Project, VRDN, 0.33%, 5/07/10 (a)	7,300	7,300,000
Decatur IDB, RB, Nucor Corp., Series A, AMT, VRDN, 0.37%, 5/07/10 (a)	32,515	32,515,000
Lower Alabama Gas District, RB, Series A, VRDN, 0.31%, 5/07/10 (a)	240,000	240,000,000
Mobile IDB, RB, Alabama Power Co. — Barry Plant, 1st Series, Mandatory Put Bonds, 1.40%, 7/16/10	8,300	8,300,000
Mobile IDB, RB, Alabama Power Co. — Barry Plant, Mandatory Put Bonds, 1.40%, 7/16/10	26,000	26,000,000
Mobile IDB, RB, Alabama Power Co. Project, VRDN, 0.27%, 5/03/10 (a)	10,300	10,300,000
Pell City Special Care Facilities, RB, Noland Health Services, Series A, VRDN, 0.30%, 5/07/10 (a)	5,000	5,000,000
Spanish Fort Alabama Redevelopment Authority, RB, Series 2007-306, VRDN, 0.39%, 5/07/10 (a)(c)	22,800	22,800,000
Tuscaloosa County IDA, RB, Nucor Corp., Series A, Remarketed, AMT, VRDN, 0.37%, 5/07/10 (a)	6,700	6,700,000

		447,490,382

Alaska — 0.5%
Alaska International Airports System, RB, Series A, AMT, VRDN, 0.31%, 5/07/10 (a)	3,500	3,500,340
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series A, VRDN, 0.31%, 5/07/10 (a)	28,000	28,000,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series C, VRDN, 0.45%, 5/07/10 (a)	24,400	24,400,000

		55,900,340

Municipal Bonds	Par (000)	Value

Arizona — 1.8%
Apache County IDA, PCR, Tucson Electric Power Co. Project, Series 83A, VRDN, 0.35%, 5/07/10 (a)	$55,300	$55,300,000
Arizona Agriculture Improvement & Power District, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0041A, VRDN, 0.31%, 5/07/10 (a)(b)(c)	24,790	24,790,000
Chandler Arizona IDA, RB, SPEARS Series 150, AMT, VRDN, 0.33%, 5/07/10 (a)(c)	57,995	57,995,000
Pinal County Electric District No. 3, RB, Series U-1, VRDN, 0.39%, 5/07/10 (a)	18,300	18,300,000
Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.33%, 5/07/10 (a)	23,980	23,980,000
Salt River Project Agricultural Improvement & Power District, RB, Eagle Trust Receipts Series 2006-0141A, VRDN, 0.31%, 5/07/10 (a)(c)	14,000	14,000,000

		194,365,000

Arkansas — 0.3%
Arkansas Development Finance Authority Mortgage Loans, RB, Mortgage Backed Securities Program, Series C, AMT, VRDN, 0.38%, 5/07/10 (a)	14,285	14,285,000
Arkansas Development Finance Authority S/F Mortgage, RB, Mortgage Backed Securities Program, Series E, AMT, VRDN, 0.38%, 5/07/10 (a)	4,865	4,865,000
City of Blytheville Arkansas, RB, Nucor Corp. Project, AMT, VRDN, 0.37%, 5/07/10 (a)	16,800	16,800,000

		35,950,000

California — 6.0%
California Communities Note Program, Revenue Notes, Series 2009, TRAN, 2.00%, 6/30/10	69,000	69,124,929
California Communities Note Program, Revenue Notes, Tulane County Project, Series 2009A5, TRAN, 2.00%, 6/30/10	17,100	17,139,727
California School Cash Reserve Program Authority, Revenue Notes, Series 2009-10-A, TRAN, 2.50%, 7/01/10	94,600	94,888,682
California Statewide Communities Development Authority, RB, Westgate Pasadena Apartments, Series B, AMT, VRDN, 0.32%, 5/07/10 (a)	32,000	32,000,000
City of Los Angeles California, GO, TRAN, 2.50%, 5/28/10	154,400	154,614,414

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Option Tenders
PCRB	Pollution Control Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Options Certificates
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	29

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
County of Los Angeles California, Revenue Notes, Series 2009 TRAN, 2.50%, 6/30/10	$82,215	$82,435,214
County of Santa Clara California, GO, TRAN, 2.00%, 6/30/10	50,000	50,118,493
CRHMFA Homebuyers Fund, RB, S/F Mortgage, Draw Down, AMT, Mandatory Put Bonds, 0.50%, 5/03/10	68,663	68,662,400
Downey California School Facilities Finance Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4066, VRDN, 0.55%, 5/07/10 (a)(c)	6,145	6,145,000
Golden State Tobacco Securitization Corp., RB, Municipal Trust Receipts Floaters, Series 2954, VRDN, 0.37%, 5/07/10 (a)(c)	23,311	23,310,500
Los Angeles Unified School District, GO, Cash Flow Management, TRAN, 2.00%, 8/12/10	34,900	35,032,576
San Francisco City & County Airports Commission, RB, Series A, Mandatory Put Bonds, 0.75%, 9/15/10	16,700	16,700,000

		650,171,935

Colorado — 2.1%
Colorado Educational & Cultural Facilities Authority, RB, Nature Conservancy, Series A-TE, VRDN, 0.33%, 5/07/10 (a)	12,700	12,700,000
Colorado Health Facilities Authority, RB, North Colorado Medical Center Project, Series A, VRDN, 0.29%, 5/03/10 (a)	9,065	9,065,000
Colorado Health Facilities Authority, RB, PUTTERS, Series 1390, VRDN, 0.30%, 5/07/10 (a)(c)	32,940	32,940,000
Colorado Housing & Finance Authority, RB, Ready Foods, Inc. Project, Series A, AMT, VRDN, 0.35%, 5/07/10 (a)	1,950	1,950,000
Colorado Housing & Finance Authority, RB, S/F Mortgage, Series C-2, AMT, VRDN, 0.32%, 5/07/10 (a)	40,000	40,000,000
Colorado Housing & Finance Authority, RB, Series A-3, Remarketed, AMT, VRDN, 0.33%, 5/07/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, Series B3, AMT, VRDN, 0.30%, 5/07/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series B-2, AMT, VRDN, 0.45%, 5/07/10 (a)	25,000	25,000,000
County of Moffat Colorado, RB, Tri-State Generation Association Project, VRDN, 0.28%, 5/07/10 (a)	11,250	11,250,000
Denver Colorado City & County School District, Clipper Tax-Exempt Certificate Trust, RB, Series 2009-57, AMT, VRDN, 0.35%, 5/07/10 (a)	35,240	35,240,000
Fiddlers Business Improvement District, GO, VRDN, 0.39%, 5/07/10 (a)	6,350	6,350,000
Solaris Metropolitan District No. 1, RB, VRDN, 0.55%, 5/07/10 (a)	5,615	5,626,243
Southglenn Metropolitan District, RB, VRDN, 0.31%, 5/07/10 (a)	6,000	6,000,000

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Town of Telluride Colorado, RB, Valley Floor Open Space Project, VRDN, 1.45%, 5/07/10 (a)	$5,205	$5,205,000
Traer Creek Metropolitan District, RB, Avon, VRDN, 0.40%, 5/07/10 (a)	14,465	14,465,000

		225,791,243

Connecticut — 0.6%
Hartford County Metropolitan District, GO, BAN, 2.00%, 7/15/10	18,575	18,632,307
State of Connecticut, GO, Series A, BAN, 2.00%, 5/19/11	30,000	30,483,850
Town of New Milford Connecticut, GO, BAN, 1.25%, 7/27/10	8,015	8,030,125
Town of Waterford, GO, BAN, 1.50%, 8/12/10	13,100	13,134,968

		70,281,250

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB, P-FLOATS, Series 3494, VRDN, 0.50%, 5/07/10 (a)(b)(c)	14,020	14,020,000
District of Columbia, RB, Eagle Trust Receipts Series 2007-0121A, VRDN, 0.31%, 5/07/10 (a)(c)	15,515	15,515,000

		29,535,000

Florida — 5.0%
Alachua County Health Facilities Authority, RB, Oak Hammock at the University of Florida, VRDN, 0.36%, 5/03/10 (a)	5,000	5,000,000
Brevard County Housing Finance Authority, RB, Local M/F Housing, Timber Trace Apartments Ltd., AMT, VRDN, 0.35%, 5/07/10 (a)	2,670	2,670,000
Brevard County Housing Finance Authority, RB, Local M/F Housing, Wickham Club Apartments, Series A, AMT, VRDN, 0.34%, 5/07/10 (a)	7,095	7,095,000
City of Jacksonville Florida, RB, Series B, VRDN, 0.30%, 5/07/10 (a)	7,000	7,000,000
County of St. Lucie Florida, RB, Florida Power & Light Co. Project, VRDN, 0.27%, 5/03/10 (a)	105,000	105,000,435
County of St. Lucie Florida, Refunding RB, Florida Power & Light Co. Project, AMT, VRDN, 0.34%, 5/03/10 (a)	25,700	25,700,000
Florida Hurricane Catastrophe Fund Finance Corp., RB, ROCS-RR-II-R-11549, VRDN, 0.31%, 5/07/10 (a)(c)	18,615	18,615,000
Hillsborough County Housing Finance Authority, RB, Meridian Pointe Apartments Project, AMT, VRDN, 0.35%, 5/07/10 (a)	6,500	6,500,000
Jacksonville Economic Development Commission, RB, Shands Jacksonville Medical Project, VRDN, 0.29%, 5/03/10 (a)	30,000	30,007,593
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series B, VRDN, 0.29%, 5/03/10 (a)	7,250	7,250,000
Jacksonville HFA, RB, Hartwood Apartments, M/F Housing, AMT, VRDN, 0.33%, 5/07/10 (a)	4,635	4,635,000
JEA, RB, Series 3D1, VRDN, 0.29%, 5/03/10 (a)	35,500	35,500,000
Lake County Florida, Deutsche Bank SPEARS Trust, RB, Series 492, VRDN, 0.30%, 5/07/10 (a)(c)	11,289	11,289,000
Miami-Dade County IDA, RB, Florida Power & Light Project, AMT, VRDN, 0.34%, 5/03/10 (a)	10,400	10,400,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Miami-Dade County IDA, RB, Florida Power & Light Project, VRDN, 0.35%, 5/03/10 (a)	$37,100	$37,100,000
Miami-Dade County School Board, COP, Municipal Trust Receipts Floaters, Series 2982, VRDN, 0.31%, 5/07/10 (a)(b)(c)	52,500	52,500,000
Orlando Utilities Commission, Revenue Notes, Series B-1, 2.00%, 6/01/10	44,000	44,053,966
Palm Beach County Educational Facilities Authority, RB, Atlantic University, Inc., VRDN, 0.33%, 5/07/10 (a)	9,990	9,990,000
Palm Beach County Florida School Board, COP, Eclipse Funding Trust Series 2006-0149, VRDN, 0.30%, 5/07/10 (a)	10,265	10,266,570
Palm Beach County School Board, COP, Series B, VRDN, 0.30%, 5/07/10 (a)	30,790	30,790,000
Pinellas County Health Facility Authority, RB, Baycare Health System, Inc., Series A3, VRDN, 0.30%, 5/07/10 (a)	9,175	9,175,000
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, VRDN, 0.27%, 5/03/10 (a)	1,400	1,428,356
Sunshine State Governmental Financing Commission, RB, VRDN, 0.33%, 5/07/10 (a)	40,925	40,925,000
Volusia County Florida School Board, COP, Eclipse Funding Trust Series 2007-0036, VRDN, 0.30%, 5/07/10 (a)	11,620	11,620,000
Volusia County School Board, GO, TAN, 3.00%, 9/07/10	12,500	12,609,893

		537,120,813

Georgia — 1.9%
Atlanta Urban Residential Finance Authority, RB, Alta Coventry Station Apartments, AMT, VRDN, 0.35%, 5/07/10 (a)	12,000	12,000,205
Atlanta Urban Residential Finance Authority, RB, Local M/F Housing, M-Street Apartments Project, AMT, VRDN, 0.35%, 5/07/10 (a)	7,000	7,000,000
Cobb County Kennestone Hospital Authority, RB, Wellstar Health System Project, Series A, VRDN, 0.30%, 5/07/10 (a)	10,000	10,000,000
Colquitt County Hospital Authority, RB, RAN, VRDN, 0.38%, 5/07/10 (a)	8,205	8,205,000
Fulton County Development Authority, RB, Siemens Energy, Inc. Project, VRDN, 0.40%, 5/07/10 (a)	7,200	7,200,000
Metropolitan Atlanta Rapid Transit Authority, RB, TRAN, Series 61-A, VRDN, 0.30%, 5/07/10 (a)(b)	9,300	9,300,000
Monroe County Development Authority, RB, Georgia Power Co. Plant Scherer Project, Mandatory Put Bonds, 0.80%, 1/07/11	6,000	6,000,000
Monroe County Development Authority, RB, Georgia Power Co. Project, 2nd Series, Remarketed, VRDN, 0.26%, 5/03/10 (a)	18,065	18,065,000
Monroe County Development Authority, RB, Scherer Project, 1st Series, Remarketed, VRDN, 0.29%, 5/03/10 (a)	11,700	11,700,000
Municipal Electric Authority of Georgia, RB, Series B, VRDN, 0.30%, 5/07/10 (a)	14,050	14,050,000
Municipal Electric Authority of Georgia, RB, Series C, VRDN, 0.35%, 5/07/10 (a)	10,085	10,093,013

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Municipal Electric Authority of Georgia, RB, Various Projects, Subseries E, VRDN, 0.40%, 5/07/10 (a)	$48,555	$48,555,000
Municipal Electric Authority of Georgia, Revenue Notes, Georgia Power Co. Plant Vogtle Project, Series 09-A BAN, 1.50%, 5/25/10	18,300	18,309,864
Private Colleges & Universities Authority, RB, Emory University Project, Puttable Floating Option Tax-Exempt Receipts, VRDN, 0.30%, 5/07/10 (a)(b)(c)	3,845	3,845,000
Private Colleges & Universities Authority, RB, Mercer University Project, Series C, VRDN, 0.30%, 5/07/10 (a)	8,645	8,645,000
Private Colleges & Universities Authority, RB, Mercer University Project, VRDN, 0.30%, 5/07/10 (a)	8,590	8,590,000

		201,558,082

Hawaii — 0.2%
City & County of Honolulu, RB, PUTTERS, Series 1475, VRDN, 0.35%, 5/07/10 (a)(c)	23,850	23,850,000

Illinois — 6.6%
Chicago Illinois, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts Series 2009-0034A, VRDN, 0.31%, 5/07/10 (a)(b)	5,800	5,800,216
City of Aurora Illinois, RB, Aztech Engineering, Inc. Project, AMT, VRDN, 0.41%, 5/07/10 (a)	1,395	1,395,335
City of Chicago Illinois, RB, Groot Industries, Inc. Project, AMT, VRDN, 0.85%, 5/07/10 (a)	2,400	2,400,000
City of Chicago Illinois, RB, Wastewater, Subseries C-1, VRDN, 0.25%, 5/03/10 (a)	25,415	25,417,540
County of Cook Illinois, GO, PUTTERS, Series 559, VRDN, 0.35%, 5/07/10 (a)(c)	3,200	3,200,000
Illinois Educational Facilities Authority, RB, The Art Institute of Chicago, VRDN, 0.30%, 5/07/10 (a)	6,500	6,500,000
Illinois Finance Authority, JPMorgan Chase PUTTERS Trust, RB, Series 3302, VRDN, 0.27%, 5/03/10 (a)(b)(c)	10,800	10,802,621
Illinois Finance Authority, RB, Eagle Trust Receipts Series 2006-0115A, VRDN, 0.30%, 5/07/10 (a)(c)	5,445	5,445,000
Illinois Finance Authority, RB, INX International Ink Co., AMT, VRDN, 0.40%, 5/07/10 (a)	7,770	7,770,000
Illinois Finance Authority, RB, Rockford College Project, VRDN, 0.60%, 5/07/10 (a)	1,125	1,125,000
Illinois Finance Authority, RB, Saint Xavier University, VRDN, 0.33%, 5/07/10 (a)	4,000	4,000,000
Illinois Finance Authority, RB, St. Francis Hospital, Resurrection Health System, Series B, VRDN, 0.29%, 5/03/10 (a)	25,870	25,870,000
Illinois Finance Authority, RB, The Art Institute of Chicago, Series B-2, VRDN, 0.30%, 5/07/10 (a)	2,085	2,085,000
Illinois Health Facilities Authority, RB, Riverside Health System, Series B, VRDN, 0.30%, 5/07/10 (a)	9,445	9,447,259
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-1, VRDN, 0.33%, 5/07/10 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-2, VRDN (a):
0.33%, 5/07/10	191,600	191,600,000
0.31%, 5/07/10	30,000	30,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Deutsche Bank SPEARS Trust, RB, Series 453, VRDN, 0.30%, 5/07/10 (a)(c)	$5,750	$5,758,253
Regional Transit Authority, RB, Series B, VRDN, 0.75%, 5/03/10 (a)	46,970	46,970,000
Regional Transportation Authority Illinois, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0042A, VRDN, 0.31%, 5/07/10 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB, P-FLOATS Series 2761, VRDN, 0.55%, 5/07/10 (a)(c)	18,835	18,835,000
Southern Illinois University, RB, Eclipse Funding Trust Series 2006-0078, VRDN, 0.30%, 5/07/10 (a)(b)	11,445	11,445,000
State of Illinois, GO, Series B, VRDN, 2.60%, 5/07/10 (a)	284,900	284,900,000
Upper Illinois River Valley Development Authority, RB, HFH of Illinois LP Project, AMT, VRDN, 0.45%, 5/07/10 (a)	2,090	2,090,000

		717,756,224

Indiana — 2.0%
City of Michigan City Indiana, RB, Local M/F Housing, Garden Estates West Apartments, AMT, VRDN, 0.42%, 5/07/10 (a)	5,805	5,805,000
County of Daviess Indiana, RB, Daviess County Hospital, VRDN, 0.40%, 5/07/10 (a)	7,870	7,870,000
County of Whitley Indiana, RB, Micropulse, Inc. Project, AMT, VRDN, 0.47%, 5/07/10 (a)	1,020	1,020,000
Crown Point Indiana Community School Corp., RB, Eclipse Funding Trust Series 2007-0052, VRDN, 0.27%, 5/03/10 (a)	12,285	12,285,000
Indiana Development Finance Authority, RB, PSI Energy, Inc. Projects, Series B, AMT, VRDN, 0.55%, 5/07/10 (a)	26,950	26,950,000
Indiana Development Finance Authority, RB, Waste Management, Inc., Series B, AMT, VRDN, 0.42%, 5/07/10 (a)	7,000	7,000,000
Indiana Finance Authority, RB, Allied Waste North America, AMT, VRDN, 0.40%, 5/07/10 (a)	20,000	20,000,000
Indiana Finance Authority, RB, Ascension Health Project, Series E5, Mandatory Put Bonds, 0.33%, 6/15/10	5,030	5,030,000
Indiana Finance Authority, RB, Ascension Health Project, Series E6, Mandatory Put Bonds, 0.39%, 3/15/11	6,000	6,000,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-4, VRDN, 0.27%, 5/03/10 (a)	9,500	9,500,000
Indiana Finance Authority, RB, I.V.C. Industrial Coatings, Inc. Project, AMT, VRDN, 0.36%, 5/07/10 (a)	8,500	8,500,000
Indiana Finance Authority, RB, Marquette Project, Series B, VRDN, 0.32%, 5/07/10 (a)	6,000	6,000,000
Indiana Finance Authority, RB, ROCS-RR-II-R-10417, VRDN, 0.31%, 5/07/10 (a)(b)(c)	52,150	52,150,000

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Housing & Community Development Authority, RB, PUTTERS, Series 1397, AMT, VRDN, 0.45%, 5/07/10 (a)(c)	$16,550	$16,550,000
Indianapolis Local Public Improvement Bond Bank, RB, Indianapolis Airport Project, Series C-5, AMT, VRDN, 0.32%, 5/07/10 (a)	20,000	20,000,000
New Albany Floyd County Industrial School Building, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 20B, VRDN, 0.31%, 5/07/10 (a)(b)(c)	7,480	7,480,000

		212,140,000

Iowa — 0.7%
County of Louisa Iowa, RB, Iowa-Illinois Gas & Electric Co., Municipal Trust Receipts Floaters, Series A, VRDN, 0.35%, 5/07/10 (a)(c)	19,500	19,500,000
County of Louisa Iowa, Refunding RB, Iowa-Illinois Gas & Electric Co. Project, VRDN, 0.35%, 5/07/10 (a)	3,900	3,900,000
Iowa Finance Authority, RB, MidAmerican Energy Co. Project, Series A, AMT, VRDN, 0.53%, 5/07/10 (a)	11,100	11,100,000
Iowa Finance Authority, RB, MidAmerican Energy Co., Series B, VRDN, 0.40%, 5/07/10 (a)	15,000	15,000,000
Iowa Finance Authority, RB, Series F, AMT, VRDN, 0.30%, 5/07/10 (a)	6,000	6,000,000
Iowa Finance Authority, Revenue Notes, Iowa School Project, Series 09A, RAN, 2.50%, 6/23/10	21,265	21,322,602

		76,822,602

Kansas — 0.2%
City of Lawrence Kansas, RB, Multi-Modal- Development, Boyer Properties LP, Series A, AMT, VRDN, 0.38%, 5/07/10 (a)	2,765	2,765,000
City of Lenexa Kansas, RB, Municipal Trust Receipts Floaters, Series 2007-302, VRDN, 0.32%, 5/07/10 (a)(c)	8,190	8,190,000
City of Wichita Kansas, GO, Series 232 TAN, 0.75%, 8/19/10	145	145,064
Sedgwick & Shawnee Counties Kansas, JPMorgan Chase PUTTERS Trust, RB, Series 3206, AMT, VRDN, 0.40%, 5/07/10 (a)(b)(c)	7,110	7,110,660

		18,210,724

Kentucky — 1.0%
City of Glasgow Kentucky, RB, Felker Brothers Corp. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	3,100	3,100,000
County of Pendleton Kentucky, TECP, Kentucky Association Counties Leasing Program, Series 1989, 0.30%, 5/06/10	43,000	43,000,000
County of Shelby, Lease RB, Series A, VRDN, 0.25%, 5/03/10 (a)	10,340	10,351,243
County of Trimble, TECP, Louisville Gas & Electric Project, Series 01B, 0.65%, 5/06/10	35,000	35,000,692
Kentucky Economic Development Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2980, VRDN, 0.31%, 5/07/10 (a)(b)(c)	10,500	10,500,000
Kentucky Public Energy Authority, RB, Municipal Trust Receipts Floaters, Series 21-A, VRDN, 0.30%, 5/07/10 (a)(c)	1,463	1,463,000

		103,414,935

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana — 1.4%
Calcasieu Parish IDB, Inc., RB, Hydroserve Westlake LLC, AMT, VRDN, 0.40%, 5/07/10 (a)	$4,500	$4,500,000
Jefferson Parish Finance Authority, RB, ROCS-RR-II-R-11086, VRDN, 0.32%, 5/07/10 (a)(c)	12,090	12,090,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips Holding Co., Inc. Project, Series B, AMT, VRDN, 0.31%, 5/07/10 (a)	3,400	3,400,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips, Inc. Project, Series A, VRDN, 0.31%, 5/07/10 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, BASF Corp. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	14,000	14,000,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.50%, 5/07/10 (a)	12,500	12,500,000
Louisiana Public Facilities Authority, RB, Port LLC Project, Series C, VRDN, 0.33%, 5/07/10 (a)	6,000	6,000,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, Series 1411Q, VRDN, 0.32%, 5/07/10 (a)(c)	42,344	42,344,000
Parish of St. Charles Louisiana, RB, Shell Oil Co. Norco Project, AMT, VRDN, 0.34%, 5/03/10 (a)	23,600	23,600,000
State of Louisiana, RB, PUTTERS, Series 2377, VRDN, 0.35%, 5/07/10 (a)(c)	9,420	9,420,000

		148,754,000

Maine — 0.6%
Finance Authority of Maine, RB, Dearborn Precision Tubular Project, AMT, VRDN, 0.59%, 5/07/10 (a)	1,365	1,365,000
Finance Authority of Maine, RB, The Jackson Laboratory, VRDN, 0.33%, 5/07/10 (a)	21,230	21,230,000
Maine Health & Higher Educational Facilities Authority, RB, Series B, VRDN, 0.36%, 5/07/10 (a)	14,825	14,825,000
Maine Health & Higher Educational Facilities, RB, Wells Fargo Stage Trust, Series 2009-59C, VRDN, 0.30%, 5/07/10 (a)(b)(c)	13,190	13,190,000
Maine State Housing Authority, RB, State S/F Housing, Series H, VRDN, 0.27%, 5/03/10 (a)	16,500	16,500,000

		67,110,000

Maryland — 0.7%
County of Washington Maryland, RB, Conservit, Inc. Facilities Project, VRDN, 0.45%, 5/07/10 (a)	4,165	4,165,000
Maryland Community Development Administration, RB, Residential Housing, Series G, AMT, VRDN, 0.30%, 5/07/10 (a)	18,000	18,000,000
Maryland Community Development Administration, RB, Series J, VRDN, 0.32%, 5/07/10 (a)	19,220	19,220,000
Maryland EDC, RB, Bindagraphics, Inc. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	1,300	1,300,000
Maryland EDC, RB, Gamse Lithographing Co., AMT, VRDN, 0.45%, 5/07/10 (a)	1,955	1,957,277
Maryland EDC, RB, Linemark Printing, Inc. Project, AMT, VRDN, 0.50%, 5/07/10 (a)	5,205	5,205,000

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series D, VRDN, 0.23%, 5/03/10 (a)	$3,000	$3,000,000
Maryland Industrial Development Financing Authority, RB, Occidental Petroleum Corp. Project, VRDN, 0.29%, 5/07/10 (a)	10,600	10,600,000
Maryland State Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-19, AMT, VRDN, 0.45%, 5/07/10 (a)	3,950	3,950,000
Maryland State Transportation Authority, RB, ROCS-RR-II-R-11437, VRDN, 0.31%, 5/07/10 (a)(c)	10,000	10,000,000

		77,397,277

Massachusetts — 2.6%
Commonwealth of Massachusetts, RB, P-FLOATS, Series 3058, VRDN, 0.55%, 5/07/10 (a)(c)	46,730	46,730,000
Commonwealth of Massachusetts, RB, P-FLOATS, Series 3511, VRDN, 0.55%, 5/07/10 (a)(c)	18,500	18,500,000
Massachusetts Bay Transportation Authority, RB, Series A7, VRDN, 0.39%, 5/07/10 (a)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, Buckingham Brown & Nichols, VRDN, 0.30%, 5/07/10 (a)	2,400	2,400,000
Massachusetts Development Finance Agency, RB, Cleveland Motion Controls, AMT, VRDN, 0.64%, 5/07/10 (a)	2,190	2,190,000
Massachusetts Development Finance Agency, RB, Cordis Mills LLC, AMT, VRDN, 0.36%, 5/07/10 (a)	9,850	9,850,000
Massachusetts Development Finance Agency, RB, Fessenden School Project, VRDN, 0.31%, 5/07/10 (a)	6,450	6,450,000
Massachusetts Development Finance Agency, RB, Lesley University, VRDN, 0.30%, 5/07/10 (a)	6,075	6,075,000
Massachusetts Development Finance Agency, RB, Smith College, VRDN, 0.30%, 5/07/10 (a)	66,850	66,850,000
Massachusetts School Building Authority, RB, ROCS-RR-II-R-10411, VRDN, 0.31%, 5/07/10 (a)(b)(c)	6,800	6,800,000
Massachusetts State Development Finance Agency, RB, Macon Trust Certificates, Series 2007-344, VRDN, 0.39%, 5/07/10 (a)	58,821	58,821,801
Massachusetts State Health & Educational Facilities, Macon Trust, RB, Series 2007-310, VRDN, 0.32%, 5/07/10 (a)	11,250	11,250,000
Massachusetts State Special Obligation RB, Puttable Floating Option Tax-Exempt Receipts, P-FLOATS, Series 4314, VRDN, 0.55%, 5/07/10 (a)(c)	21,330	21,330,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.30%, 5/07/10 (a)	17,546	17,546,000
Massachusetts State Water Pollution Abatement, RB, PUTTERS, Series 2847, VRDN, 0.30%, 5/07/10 (a)(c)	3,240	3,240,000

		282,582,801

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 1.3%
Eastern Michigan University, RB, General, Series A, VRDN, 0.30%, 5/03/10 (a)	$17,400	$17,403,733
Holt Public Schools, GO, VRDN, 0.35%, 5/07/10 (a)	4,080	4,080,000
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital, Series A, VRDN, 0.30%, 5/07/10 (a)	3,495	3,495,000
Michigan Municipal Bond Authority, Revenue Notes, State Aid, Series C-2, VRDN, 2.50%, 8/20/10 (a)	25,400	25,524,094
Michigan State HDA, RB, Series A, AMT, VRDN, 0.29%, 5/03/10 (a)	35,525	35,525,000
Michigan State HDA, RB, Series B, AMT, VRDN, 0.40%, 5/07/10 (a)	8,400	8,400,000
Michigan State HDA, RB, Series E, AMT, VRDN, 0.40%, 5/07/10 (a)	28,000	28,000,000
Michigan State Hospital Finance Authority, RB, Ascension Health Project, VRDN, 0.39%, 5/07/10 (a)	6,300	6,300,000
Wayne County Airport Authority, RB, Detroit Metro, Series C1, AMT, VRDN, 0.30%, 5/07/10 (a)	14,060	14,060,000

		142,787,827

Minnesota — 0.9%
City of Robbinsdale, RB, North Memorial Health Care Project, Series A4, VRDN, 0.27%, 5/03/10 (a)	10,500	10,500,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 00-C, 0.35%, 7/09/10	34,000	34,000,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 92C, 0.35%, 5/06/10	31,300	31,300,000
Rochester Minnesota Health Care Facilities, TECP, Series 2000B, 0.35%, 7/09/10	19,000	19,000,000

		94,800,000

Mississippi — 0.5%
Mississippi Business Finance Corp., RB, Jackson Medical Mall Foundation Project, VRDN, 0.30%, 5/07/10 (a)	4,765	4,765,000
Mississippi Development Bank Special Obligation, RB, Harrison Project, Series A, VRDN, 0.33%, 5/07/10 (a)	13,100	13,100,897
Mississippi Development Bank Special Obligation, RB, Walnut Grove Youth, Series A, VRDN, 0.33%, 5/07/10 (a)	11,000	11,000,000
Mississippi State, Clipper Tax-Exempt Certificate Trust, RB, Series 2008-6, AMT, VRDN, 0.33%, 5/07/10 (a)	25,270	25,270,000

		54,135,897

Missouri — 1.2%
Kansas City IDA, RB, KC Downtown Redevelopment Project, Series B, VRDN, 0.30%, 5/07/10 (a)	13,845	13,845,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-1, Mandatory Put Bonds, 0.56%, 5/07/10	5,000	5,000,000
Missouri State Health & Educational Facilities Authority, RB, Drury College, VRDN, 0.29%, 5/03/10 (a)	20,070	20,070,000

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, Eagle Trust Receipts, Series 2007-0001A, VRDN, 0.31%, 5/07/10 (a)(c)	$8,470	$8,470,000
Missouri State Health & Educational Facilities Authority, RB, Municipal Trust Receipts Floaters Series 157, VRDN, 0.30%, 5/07/10 (a)(c)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, RB, Rockhurst University, VRDN, 0.29%, 5/03/10 (a)	18,985	18,985,000
Missouri State Health & Educational Facilities Authority, RB, ROCS-RR-II-R-12269, VRDN, 0.31%, 5/07/10 (a)(b)(c)	31,295	31,295,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series C-2, Remarketed, VRDN, 0.28%, 5/07/10 (a)	6,340	6,340,000
Palmyra IDA, RB, BASF Corp. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	8,000	8,000,000

		126,845,000

Multi-State — 0.1%
BB&T Municipal Trust, Municipal Trust Receipts Floaters, Series 5000, VRDN, 0.45%, 5/07/10 (a)(b)(c)	11,519	11,518,545

Nebraska — 1.3%
Central Plains Energy Project, RB, Project No. 2, VRDN, 0.30%, 5/07/10 (a)	95,000	95,000,000
City of Lincoln Nebraska, RB, Municipal Trust Receipts Floaters, Series 2900, VRDN, 0.33%, 5/07/10 (a)(c)	13,370	13,370,000
Douglas County Hospital Authority No. 3, RB, ROCS-RR-II-R-11693, VRDN, 0.31%, 5/07/10 (a)(b)(c)	5,265	5,265,000
Lincoln Nebraska, RB, Eclipse Funding Trust Series 2007-0043, VRDN, 0.30%, 5/07/10 (a)	23,350	23,350,000

		136,985,000

Nevada — 1.8%
Clark County Nevada, Deutsche Bank SPEARS Trust, RB, Series 669, VRDN, 0.30%, 5/07/10 (a)(c)	3,550	3,550,000
Clark County School District, GO, ROCS-RR-II-R-11297, VRDN, 0.31%, 5/07/10 (a)(c)	3,760	3,760,000
County of Clark Nevada, Revenue Notes, Airport System Subordinate Lien Series 09A, RAN, 2.50%, 7/15/10	129,000	129,422,895
County of Clark, RB, Nevada Airport, ROCS-RR-II-R-11827, VRDN, 0.40%, 5/07/10 (a)(b)(c)	6,250	6,250,000
County of Clark, RB, Nevada Passenger Facility, ROCS-RR-II-R-11825, VRDN, 0.32%, 5/07/10 (a)(b)(c)	3,000	3,000,000
Director of the State of Nevada Department of Business & Industry, RB, LVE Energy Partners LLC Project, AMT, VRDN, 0.45%, 5/07/10 (a)	13,100	13,100,000
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, AMT, VRDN, 0.35%, 5/07/10 (a)	41,000	41,000,000

		200,082,895

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Hampshire — 1.1%
New Hampshire Business Finance Authority, RB, Monadnock Community Hospital, VRDN, 0.25%, 5/03/10 (a)	$19,325	$19,325,000
New Hampshire Business Finance Authority, RB, Wiggins Airways, Inc., AMT, VRDN, 0.45%, 5/07/10 (a)	2,880	2,880,000
New Hampshire Business Finance Authority, TECP, NEPCO, Series 90A, 0.70%, 5/05/10	81,850	81,850,000
New Hampshire Health & Education Facilities Authority, RB, River College, VRDN, 0.32%, 5/07/10 (a)	10,465	10,465,000

		114,520,000

New Jersey — 9.0%
Borough of Butler New Jersey, GO, BAN, 1.50%, 8/27/10	9,342	9,361,559
Borough of Haddonfield New Jersey, GO, BAN, 1.50%, 7/23/10	5,594	5,602,930
Borough of Palisades Park New Jersey, GO, BAN, 1.25%, 4/21/11	2,261	2,271,379
City of Margate City New Jersey, GO, BAN, 1.50%, 7/13/10	4,800	4,807,041
County of Essex New Jersey, GO, BAN, 2.00%, 6/24/10	99,000	99,214,598
Essex County New Jersey Import Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 3987, VRDN, 0.55%, 5/07/10 (a)(c)	46,650	46,650,000
Garden State Preservation Trust, RB, Municipal Trust Receipts Floaters, Series DCL 006, VRDN, 0.34%, 5/07/10 (a)(c)	13,435	13,435,000
New Jersey EDA, RB, Series 2008-063, VRDN, 0.45%, 5/07/10 (a)(b)(c)	10,760	10,760,000
New Jersey EDA, RB, P-FLOATS, Series 2805, VRDN, 0.55%, 5/07/10 (a)(c)	32,645	32,645,000
New Jersey EDA, RB, P-FLOATS, Series 3824, VRDN, 0.55%, 5/07/10 (a)(c)	24,430	24,430,000
New Jersey EDA, Revenue Notes, Series 2009A, RAN, 2.50%, 6/18/10	146,850	147,217,719
New Jersey Housing & Mortgage Finance Agency S/F Housing, RB, Series O, AMT, VRDN, 0.43%, 5/07/10 (a)	14,400	14,400,000
New Jersey Housing & Mortgage Finance Agency, RB, Housing, Series 3, AMT, VRDN, 0.31%, 5/07/10 (a)	44,840	44,840,000
New Jersey State Turnpike Authority, RB, P-FLOATS, Series 2493, VRDN, 0.55%, 5/07/10 (a)(c)	24,430	24,430,000
New Jersey State Turnpike Authority, RB, Series C2, VRDN, 0.35%, 5/07/10 (a)	50,000	50,000,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series C3, VRDN, 0.35%, 5/07/10 (a)	$32,175	$32,175,000
State of New Jersey, Revenue Notes, TRAN, 2.50%, 6/24/10	323,750	324,658,527
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters, Series 2959, VRDN, 0.37%, 5/07/10 (a)(b)(c)	14,215	14,215,000
Township of Livingston New Jersey, GO, BAN, 1.25%, 2/11/11	16,700	16,793,735
Township of Old Bridge New Jersey, GO, BAN, 2.00%, 10/19/10	3,728	3,750,276
Township of Readington, GO, BAN, 1.00%, 2/03/11	20,000	20,085,749
Township of Springfield New Jersey/Union County, GO, BAN, 1.50%, 8/13/10	9,512	9,534,347
Township of Woodbridge New Jersey, GO, BAN, 1.50%, 7/02/10	20,000	20,024,460

		971,302,320

New Mexico — 0.4%
County of Bernalillo New Mexico, Tax Refunding RB, 2.00%, 6/15/10	5,000	5,007,306
New Mexico Educational Assistance Foundation, RB, Series A, AMT, VRDN, 0.33%, 5/07/10 (a)	5,000	5,000,000
New Mexico Educational Assistance Foundation, RB, Student Loans, Series A-1, AMT, VRDN, 0.33%, 5/07/10 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, RB, Municipal Trust Receipts Floaters Series I-36, AMT, VRDN, 0.40%, 5/07/10 (a)(c)	14,900	14,900,000

		39,907,306

New York — 4.3%
Metropolitan Transportation Authority, RB, Eagle Trust Receipts Series 2007-0095A, VRDN, 0.31%, 5/07/10 (a)(c)	7,000	7,000,000
Metropolitan Transportation Authority, RB, ROCS-RR-II-R-12289, VRDN, 0.31%, 5/07/10 (a)(b)(c)	27,545	27,545,000
Metropolitan Transportation Authority, Refunding RB, Series A, VRDN, 0.35%, 5/07/10 (a)	25,000	25,000,000
New York City Housing Development Corp., RB, Local M/F Housing, Series L, Mandatory Put Bonds, 0.40%, 12/15/10	6,530	6,530,000
New York City Housing Development Corp., RB, M/F Housing, ROCS-RR-II-R-13100, VRDN, 0.33%, 5/07/10 (a)(b)(c)	15,000	15,000,000
New York City Housing Development Corp., RB, Series I-2, AMT, Mandatory Put Bonds, 0.72%, 5/13/10	12,500	12,500,059
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009-0047, Class A, VRDN, 0.31%, 5/07/10 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2843, VRDN, 0.33%, 5/07/10 (a)(c)	24,565	24,565,000
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-12309, VRDN, 0.31%, 5/07/10 (a)(b)(c)	21,495	21,495,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-406, VRDN, 0.31%, 5/07/10 (a)(c)	$24,135	$24,138,722
New York Liberty Development Corp., RB, World Trade Center Project, Series A, Mandatory Put Bonds, 0.50%, 1/18/11	130,000	130,000,000
New York State Dormitory Authority, RB, Eagle Trust Receipts Series 2007-0002A, VRDN, 0.31%, 5/07/10 (a)(c)	20,000	20,000,000
New York State Environmental Facilities Corp., RB, ROCS-RR-II-R-12273, VRDN, 0.30%, 5/07/10 (a)(b)(c)	5,710	5,710,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS Trust, RB, Series 3194, AMT, VRDN, 0.39%, 5/07/10 (a)(b)(c)	47,990	47,990,000
Poughkeepsie Industrial Development Agency, RB, Manor at Woodside Project, AMT, VRDN, 0.31%, 5/07/10 (a)	15,570	15,570,000
Sales Tax Asset Receivable Corp., RB, Municipal Trust Receipts Floaters, Series 2901, VRDN, 0.33%, 5/07/10 (a)(c)	32,545	32,545,000
Sales Tax Asset Receivable Corp., RB, ROCS-RR-II-R-10395, VRDN, 0.31%, 5/07/10 (a)(b)(c)	33,905	33,905,000

		459,493,781

North Carolina — 2.9%
BB&T Municipal Trust, RB, Municipal Trust Receipts Floaters, Series 1016, VRDN, 0.37%, 5/07/10 (a)(c)	18,895	18,895,000
Charlotte-Mecklenburg Hospital Authority, RB, Carolinas Healthcare Foundation Project, Series D, VRDN, 0.35%, 5/07/10 (a)	14,850	14,850,000
Charlotte-Mecklenburg Hospital Authority, RB, CMC Northeast, Inc., Series H, VRDN, 0.27%, 5/03/10 (a)	25,605	25,605,000
Charlotte-Mecklenburg Hospital Authority, RB, Series F, VRDN, 0.41%, 5/07/10 (a)	45,305	45,305,000
City of Raleigh North Carolina, COP, Downtown Improvement Project, Series A, VRDN, 0.27%, 5/07/10 (a)	17,000	17,003,841
City of Raleigh North Carolina, RB, 7 Month Window, VRDN, 0.40%, 5/07/10 (a)	5,000	5,000,245
Mecklenburg County North Carolina, GO, 7 Month Windows, Series D, VRDN, 0.40%, 5/07/10 (a)	8,845	8,845,000
North Carolina Capital Facilities Finance Agency, RB, Campbell University, VRDN, 0.30%, 5/07/10 (a)	4,935	4,935,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series A, AMT, VRDN, 0.30%, 5/07/10 (a)	11,000	11,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series B, AMT, VRDN, 0.42%, 5/07/10 (a)	7,000	7,000,000
North Carolina Medical Care Commission, RB, Duke University Hospital Project, Series B, VRDN, 0.27%, 5/07/10 (a)	20,000	20,000,000
North Carolina Medical Care Commission, RB, ROCS-RR-II-R-10313, VRDN, 0.33%, 5/07/10 (a)(c)	12,500	12,500,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, WakeMed, Series B, VRDN, 0.30%, 5/07/10 (a)	$9,400	$9,400,000
North Carolina State Education Assistance Authority, RB, Student Loan, Series A-2, AMT, VRDN, 0.33%, 5/07/10 (a)	14,000	14,000,000
Raleigh Durham Airport Authority, RB, Series A, AMT, VRDN, 0.33%, 5/07/10 (a)	98,795	98,795,000
University of North Carolina at Chapel Hill, RB, ROCS-RR-II-R-11292, VRDN, 0.31%, 5/07/10 (a)(c)	3,070	3,070,000

		316,204,086

Ohio — 1.2%
City of Delaware Ohio, GO, BAN, 1.25%, 4/27/11	5,875	5,912,895
County of Butler Ohio, GO, Various Purposes Project, BAN, 1.25%, 8/05/10	6,858	6,867,634
Ohio Air Quality Development Authority, RB, Cincinnati Gas & Electric, Series B, VRDN, 0.52%, 5/07/10 (a)	1,300	1,300,000
Ohio Air Quality Development Authority, RB, FirstEnergy Corp. Project, Wells Fargo Stage Trusts Various States, Series 52C, VRDN, 0.30%, 5/07/10 (a)(b)(c)	10,000	10,000,000
Ohio State Higher Educational Facility Commission, RB, Eagle Trust Receipts Series 2007-0041A, VRDN, 0.31%, 5/07/10 (a)(c)	43,600	43,600,000
Ohio State Hospital Facilities, RB, Cleveland Clinic Health Systems Project, Wells Fargo Stage Trusts Various States, Series 56C, VRDN, 0.30%, 5/07/10 (a)(b)(c)	23,870	23,870,000
Ohio State Water Development Authority, RB, FirstEnergy Nuclear Generation, Series B, VRDN, 0.29%, 5/03/10 (a)	36,450	36,450,000

		128,000,529

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, ConocoPhillips Holding Co. Project, AMT, VRDN, 0.31%, 5/07/10 (a)	10,000	10,000,000
Oklahoma Development Finance Authority, RB, ConocoPhillips Project, AMT, VRDN, 0.31%, 5/07/10 (a)	29,300	29,300,000
Oklahoma Municipal Power Authority, Refunding RB, Series A, VRDN, 0.29%, 5/03/10 (a)	18,695	18,695,000

		57,995,000

Oregon — 0.1%
Oregon State Facilities Authority, RB, Childpeace Montessori, Series A, VRDN, 0.30%, 5/07/10 (a)	7,000	7,000,000

Pennsylvania — 1.3%
Allegheny County, RB, P-Floats, Series 3965, VRDN, 0.62%, 5/07/10 (a)(c)	6,670	6,670,000
Berks County Municipal Authority, RB, Floaters, RBC Municipal Products, Inc. Trust Various States, Series C13, VRDN, 0.30%, 5/07/10 (a)(b)(c)	15,995	15,995,000
Emmaus General Authority, RB, VRDN, 0.35%, 5/07/10 (a)	25,250	25,250,000
Pennsylvania Economic Development Financing Authority, RB, NHS-AVS LLC Project, VRDN, 0.25%, 5/03/10 (a)	6,200	6,200,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, AMT, VRDN, 0.35%, 5/07/10 (a)	$8,000	$8,000,000
Pennsylvania HFA, RB, Municipal Trust Receipts Floaters, Series 2009-10C, AMT, VRDN, 0.33%, 5/07/10 (a)(b)(c)	10,415	10,415,000
Pennsylvania HFA, RB, Rental Housing, Series D, VRDN, 0.32%, 5/07/10 (a)	4,720	4,720,000
Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.33%, 5/07/10 (a)(c)	17,385	17,385,211
Philadelphia School District, GO, Subseries B-3, 0.30%, 5/07/10	24,000	24,000,000
Southcentral General Authority, RB, Wellspan Health Group, Series C, VRDN, 0.33%, 5/07/10 (a)	8,400	8,400,000
Venango, Pennsylvania IDA, TECP, Scrubgrass, Series 1993, 0.50%, 5/07/10	11,500	11,500,000
Venango, Pennsylvania IDRB, TECP, Scrubgrass, 0.53%, 5/11/10	3,210	3,210,000

		141,745,211

Puerto Rico — 4.0%
Commonwealth of Puerto Rico, GO, Public Improvement, Series C4, VRDN, 0.30%, 5/07/10 (a)	36,100	36,100,000
Commonwealth of Puerto Rico, GO, Public Improvement, Series C5, VRDN, 0.30%, 5/07/10 (a)	158,715	158,715,000
Puerto Rico Electric Power Authority, RB, Floaters, Series DCL 2008-013, VRDN, 0.40%, 5/07/10 (a)	14,635	14,635,000
Puerto Rico Electric Power Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4147, VRDN, 0.55%, 5/07/10 (a)(c)	55,485	55,485,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3189, VRDN, 0.55%, 5/07/10 (a)(c)	77,265	77,265,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3677, VRDN, 0.55%, 5/07/10 (a)(c)	7,570	7,570,000
Puerto Rico, Austin Trust Various Certificates, Series 2008-355, VRDN, 0.39%, 5/07/10 (a)(c)	84,325	84,330,678

		434,100,678

Rhode Island — 0.5%
Rhode Island Housing & Mortgage Finance Corp., RB, Groves at Johnston Project, AMT, VRDN, 0.31%, 5/07/10 (a)	30,950	30,950,000
Rhode Island Housing & Mortgage Finance Corp., RB, JPMorgan Chase PUTTERS Trust, Series 3210, VRDN, 0.30%, 5/07/10 (a)(b)(c)	14,905	14,922,153
Rhode Island Housing & Mortgage Finance Corp., RB, State M/F Mortgage, Smith Building, Series A, AMT, VRDN, 0.45%, 5/07/10 (a)	2,110	2,110,000
State of Rhode Island, RB, Immunex Corp. Sewer Project, AMT, VRDN, 0.45%, 5/07/10 (a)	2,880	2,880,000

		50,862,153

Municipal Bonds	Par (000)	Value

South Carolina — 2.0%
County of Berkeley South Carolina, GO, BAN, 1.25%, 5/28/10	$9,100	$9,104,774
County of Berkeley South Carolina, RB, Nucor Corp. Project, AMT, VRDN, 0.35%, 5/07/10 (a)	9,400	9,400,000
County of Berkeley South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.35%, 5/07/10 (a)	15,000	15,000,000
County of Darlington South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.35%, 5/07/10 (a)	4,100	4,100,000
Greenville County South Carolina School District, JPMorgan Chase PUTTERS Trust, RB, Series 3165, VRDN, 0.30%, 5/07/10 (a)(b)(c)	15,995	15,995,000
Piedmont Municipal Power Agency, RB, Series B, VRDN, 0.32%, 5/07/10 (a)	25,300	25,300,000
Piedmont Municipal Power Agency, RB, Series C, VRDN, 0.40%, 5/07/10 (a)	2,300	2,300,000
South Carolina Jobs-EDA, RB, Core Materials Corp. Project, AMT, VRDN, 0.64%, 5/07/10 (a)	2,285	2,285,000
South Carolina Jobs-EDA, RB, Electric City Printing Co. Project, AMT, VRDN, 0.47%, 5/07/10 (a)	2,800	2,800,000
South Carolina Jobs-EDA, RB, Giant Cement Holding, Inc., AMT, VRDN, 0.37%, 5/07/10 (a)	39,000	39,000,000
South Carolina Jobs-EDA, RB, University Medical Associates Refinance Project, VRDN, 0.29%, 5/03/10 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, Eclipse Funding Trust Series 2006-0064, VRDN, 0.30%, 5/07/10 (a)	24,770	24,770,000
South Carolina Transportation Infrastructure Bank, RB, Remarketed, Series B3, VRDN, 0.27%, 5/07/10 (a)	19,800	19,800,000
Spartanburg County Regional Health Services District, RB, Series C, VRDN, 0.31%, 5/07/10 (a)	18,770	18,770,000
State of South Carolina, GO, ROCS-RR-II-R-692WF, VRDN, 0.30%, 5/07/10-5/07/10 (a)(c)	4,140	4,140,000

		221,764,774

Tennessee — 3.5%
Blount County Tennessee Public Building Authority, RB, Eclipse Funding Trust Series 2007-0005, VRDN, 0.30%, 5/07/10 (a)	27,560	27,560,000
City of Memphis Tennessee, GO, BAN, 2.00%, 5/18/10	10,000	10,006,008
Memphis-Shelby County Tennessee Sports Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-22, AMT, VRDN, 0.30%, 5/07/10 (a)(c)	12,795	12,795,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Ascension Health, VRDN, 0.45%, 5/07/10 (a)	17,675	17,675,000
Montgomery County Public Building Authority, RB, Tennessee County Loan Pool, VRDN (a):
0.27%, 5/03/10	145,955	145,997,918
0.36%, 5/07/10	11,045	11,045,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1578, VRDN, 0.30%, 5/07/10 (a)(c)	106,155	106,155,350

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1579, VRDN, 0.30%, 5/07/10 (a)(c)	$26,420	$26,420,000
Sevier County Public Building Authority, RB, Local Government Public Improvement Series VII-E-1, VRDN, 0.34%, 5/07/10 (a)	7,000	7,011,215
Tennergy Corp., RB, STARS Certificates Trust, Series 2006-001, VRDN, 0.32%, 5/07/10 (a)(c)	8,835	8,835,000

		373,500,491

Texas — 14.2%
Bexar County Texas, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4651, VRDN, 0.30%, 5/07/10 (a)(b)(c)	13,330	13,330,000
Brazos Harbor IDC, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.31%, 5/07/10 (a)	6,000	6,011,586
City of Dallas Texas, RB, ROCS-RR-II-R-12279, VRDN, 0.31%, 5/07/10 (a)(b)(c)	7,805	7,805,000
City of Houston, RB, Various Certificates, Series DCL, 2008-055, VRDN, 0.45%, 5/07/10 (a)(c)	16,295	16,295,000
City of San Antonio Texas, RB, Eagle Trust Receipts Series 2006-0005A, VRDN, 0.31%, 5/07/10 (a)(b)(c)	7,500	7,500,000
City of San Antonio Texas, RB, Eagle Trust Receipts Series 720053010A, VRDN, 0.31%, 5/07/10 (a)(c)	34,550	34,550,000
County of Harris Texas, RB, Toll Road, Senior Lien, Series B2, Mandatory Put Bonds, 2.00%, 8/12/10	45,000	45,188,543
Del Valle Independent School District Texas, GO, PUTTERS, Series 1946, VRDN, 0.33%, 5/07/10 (a)(c)	17,240	17,240,000
Denton Independent School District, GO, PUTTERS, Series 2603, VRDN, 0.30%, 5/07/10 (a)(c)	7,415	7,415,000
Fort Worth Texas, Deutsche Bank SPEARS Trust, RB, Series 515, VRDN, 0.30%, 5/07/10 (a)(c)	18,770	18,770,000
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, VRDN, 0.32%, 5/07/10 (a)	19,775	19,775,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C1, VRDN, 0.24%, 5/03/10 (a)	37,200	37,200,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C2, VRDN, 0.24%, 5/03/10 (a)	43,680	43,680,000
Harris County Health Facilities Development Corp., RB, Methodist Hospital System, Series A-2, VRDN, 0.24%, 5/03/10 (a)	10,500	10,500,000
Harris County Health Facilities Development Corp., RB, Saint Luke’s Episcopal Health, Series A, VRDN, 0.30%, 5/07/10 (a)	96,000	96,000,000
Harris County Hospital District, RB, ROCS-RR-II-R-12075, VRDN, 0.31%, 5/07/10 (a)(c)	17,000	17,000,000
Harris County Texas, Clipper Tax-Exempt Certificate Trust, GO, Series 2007-46, VRDN, 0.33%, 5/07/10 (a)(c)	10,360	10,360,000
Houston Texas, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4159, VRDN, 0.55%, 5/07/10 (a)(c)	18,225	18,225,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Jewett EDC Industrial Development, RB, Nucor Corp. Project, AMT, VRDN, 0.37%, 5/07/10 (a)	$6,200	$6,200,000
Keller Independent School District, GO, Municipal Trust Receipts, Series 111, VRDN, 0.27%, 5/03/10 (a)(c)	33,700	33,700,000
Lake Travis Independent School District, GO, PUTTERS, Series 1882, VRDN, 0.30%, 5/07/10 (a)(b)(c)	9,770	9,770,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, AMT, VRDN, 0.50%, 5/07/10 (a)	42,500	42,500,000
Port Freeport Texas, RB, BASF Corp. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	24,500	24,500,000
Port Freeport Texas, RB, Multi-Mode, BASF Corp. Project, AMT, VRDN, 0.45%, 5/07/10 (a)	20,000	20,000,000
Port Houston Authority, JPMorgan Chase PUTTERS Trust, GO, Series 3170, AMT, VRDN, 0.40%, 5/07/10 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority of Nueces County, RB, Flint Hills Resources LP, Series A, AMT, VRDN, 0.37%, 5/07/10 (a)	10,250	10,250,000
Port of Port Arthur Navigation District, RB, BASF Corp. Project, Series A, AMT, VRDN, 0.45%, 5/07/10 (a)	15,000	15,000,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, Series M, VRDN, 0.39%, 5/07/10 (a)	22,035	22,035,000
Port of Port Arthur Navigation District, RB, Multi-Mode, Atofina Project, Series B, AMT, VRDN, 0.33%, 5/07/10 (a)	10,000	10,000,621
Port of Port Arthur Navigation District, RB, Total Petrochemicals Project, AMT, VRDN, 0.33%, 5/07/10 (a)	50,000	50,000,000
State of Texas, GO, College Student Loan, AMT, VRDN, 0.40%, 5/03/10 (a)	20,520	20,521,246
State of Texas, GO, Eagle Trust Receipts, Series 2007-0090A, VRDN, 0.31%, 5/07/10 (a)(c)	29,195	29,195,000
State of Texas, GO, ROCS-RR-II-R-11082, VRDN, 0.31%, 5/07/10 (a)(c)	7,525	7,526,731
State of Texas, GO, Veterans Housing, Series A-2, AMT, VRDN, 0.30%, 5/07/10 (a)	6,000	6,000,000
State of Texas, Revenue Notes, RAN, 2.50%, 8/31/10	660,000	664,401,676
Texas A&M University, RB, ROCS-RR-II-R-11085, VRDN, 0.30%, 5/07/10 (a)(c)	4,580	4,580,000
Texas Department of Housing & Community Affairs, RB, ROCS-RR-II-R-11215WF, AMT, VRDN, 0.35%, 5/07/10 (a)(c)	10,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, ROCS-RR-II-R-10014, VRDN, 0.46%, 5/07/10 (a)(c)	39,510	39,510,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, STARS Certificates Trust, Series 2007-042-19, VRDN, 0.30%, 5/07/10 (a)(c)	30,000	30,000,000
Texas State Turnpike Authority, RB, ROCS-RR-II-R-12248, VRDN, 0.32%, 5/07/10 (a)(b)(c)	24,750	24,750,000
Trinity River Authority, RB, Community Waste Disposal Project, AMT, VRDN, 0.37%, 5/07/10 (a)	3,570	3,570,000

		1,536,070,403

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah — 0.8%
City of Murray Utah, RB, IHC Health Services, Inc., Series C, VRDN (a):
0.24%, 5/03/10	$35,700	$35,700,000
0.25%, 5/03/10	19,640	19,640,000
City of Murray Utah, RB, IHC Health Services, Inc., Series D, VRDN, 0.25%, 5/03/10 (a)	30,000	30,000,000
County of Carbon Utah, RB, PacifiCorp, Remarketed, VRDN, 0.30%, 5/07/10 (a)	3,800	3,800,000

		89,140,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Landmark College, Inc. Project, Series A, VRDN, 0.29%, 5/03/10 (a)	3,250	3,250,000
Vermont Student Assistance Corp., RB, Senior Series C-1, AMT, VRDN, 0.30%, 5/07/10 (a)	15,000	15,000,001

		18,250,001

Virginia — 1.1%
Capital Beltway Funding Corp., RB, Senior Lien, I-495 Hot Lanes, Series D, AMT, VRDN, 0.30%, 5/07/10 (a)	6,000	6,000,000
Fairfax County IDA, RB, Inova Health System Foundation Project, Series A1, VRDN, 0.42%, 5/07/10 (a)	3,500	3,500,000
Lexington IDA, RB, MERLOTS Trust Receipts, Series E01, VRDN, 0.30%, 5/07/10 (a)(c)	5	5,000
Lexington IDA, RB, VMI Development Board, Inc. Project, VRDN, 0.29%, 5/03/10 (a)	13,300	13,300,000
Norfolk EDA, RB, Sentara Healthcare Project, Series A, Mandatory Put Bonds, 0.23%, 5/07/10	2,000	2,000,000
Roanoke EDA, RB, Carilion Medical Center Project, Series A-2, VRDN, 0.29%, 5/03/10 (a)	35,000	35,000,000
Sussex County IDA, RB, McGill Environmental Systems, AMT, VRDN, 0.38%, 5/07/10 (a)	1,760	1,760,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 3B, VRDN, 0.31%, 5/07/10 (a)(b)(c)	3,335	3,335,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 4B, VRDN, 0.31%, 5/07/10 (a)(b)(c)	3,335	3,335,000
Virginia College Building Authority, RB, 21st Century College, Series B, VRDN, 0.29%, 5/03/10 (a)	13,900	13,900,000
Virginia College Building Authority, RB, University of Richmond Project, VRDN, 0.29%, 5/03/10 (a)	16,200	16,200,000
Virginia HDA, RB, MERLOTS Trust Receipts, Series C42, AMT, VRDN, 0.37%, 5/07/10 (a)(c)	3,470	3,471,182
Virginia Port Authority, RB, Series 2009, BAN, 2.00%, 5/18/10	15,000	15,011,195

		116,817,377

Municipal Bonds	Par (000)	Value

Washington — 2.4%
Chelan County Washington Public Utilities District, RB, Eclipse Funding Trust Series 2007-0047, VRDN, 0.30%, 5/07/10 (a)(c)	$11,455	$11,455,000
City of Bellevue Washington, GO, Eagle Trust Receipts Series 2008-0025A, VRDN, 0.33%, 5/07/10 (a)(c)	3,050	3,050,000
City of Tacoma Washington, GO, PUTTERS, Series 1220, VRDN, 0.35%, 5/07/10 (a)(c)	10,150	10,150,000
King County Washington, Barclays Capital Municipal Trust Receipts, GO, Municipal Trust Receipts Floaters Series 1W, VRDN, 0.31%, 5/07/10 (a)(b)(c)	4,000	4,000,000
Port of Seattle Washington, GO, Municipal Trust Receipts Floaters, Series 2993, AMT, VRDN, 0.33%, 5/07/10 (a)(b)(c)	10,715	10,715,000
Port of Tacoma Washington, RB, Sub Lien, Series B, Remarketed, VRDN, 0.25%, 5/03/10 (a)	17,000	17,000,000
Seattle Housing Authority, RB, Douglas Apartments Project, VRDN, 0.45%, 5/07/10 (a)	5,700	5,711,305
State of Washington, GO, ROCS-RR-II-R-12285, VRDN, 0.31%, 5/07/10 (a)(b)(c)	11,625	11,625,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, VRDN, 0.33%, 5/07/10 (a)	16,595	16,595,000
Washington Health Care Facilities Authority, RB, Municipal Trust Receipts Floaters, Series 3007, VRDN, 0.33%, 5/07/10 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, RB, Swedish Health Services, VRDN, 0.34%, 5/07/10 (a)	19,015	19,015,000
Washington Health Care Facilities Authority, Refunding RB, Fred Hutchinson Cancer Research Project, Series B, VRDN, 0.25%, 5/03/10 (a)	59,725	59,725,000
Washington Higher Education Facilities Authority, RB, Cornish College of Arts Project, Series A, VRDN, 0.37%, 5/07/10 (a)	11,160	11,160,000
Washington State Housing Finance Commission S/F Housing, RB, Series 1A, AMT, VRDN, 0.31%, 5/07/10 (a)	14,415	14,415,000
Washington State Housing Finance Commission, RB, ECCO Properties Project, Series A, VRDN, 0.50%, 5/07/10 (a)	15,960	15,960,000
Washington State Housing Finance Commission, RB, Heatherwood LLC, Series A, AMT, VRDN, 0.31%, 5/07/10 (a)	10,625	10,625,000
Washington State Housing Finance Commission, RB, State M/F Housing, Mill Pointe LP, Series A, Remarketed, AMT, VRDN, 0.31%, 5/07/10 (a)	9,225	9,225,816
Washington State Housing Finance Commission, RB, State M/F Housing, Springfield, Series A, Remarketed, AMT, VRDN, 0.31%, 5/07/10 (a)	11,050	11,050,000
Washington State, RB, Barclays Capital Municipal Trust Receipts, Series 14W, VRDN, 0.31%, 5/07/10 (a)(b)(c)	6,125	6,134,786

		256,611,907

West Virginia — 0.4%
West Virginia State Parkways Economic Development & Tourism Authority, Refunding RB, VRDN, 0.31%, 5/07/10 (a)	39,600	39,600,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	39

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin — 3.2%
Milwaukee Redevelopment Authority, RB, Cathedral Place Parking Facility, VRDN, 0.40%, 5/07/10 (a)	$13,540	$13,540,000
State of Wisconsin, GO, Municipal Trust Receipts Floaters, Series 2927, VRDN, 0.33%, 5/07/10 (a)(c)	13,050	13,050,000
State of Wisconsin, Revenue Notes, Series 2009, 2.50%, 6/15/10	27,750	27,815,252
State of Wisconsin, TECP, Petroleum Inspection Fee, 0.35%, 5/25/10	13,150	13,150,000
State of Wisconsin, TECP, Petroleum Inspection Fee, Series 2000:
0.43%, 6/11/10	15,000	15,000,000
0.38%, 7/14/10	28,000	28,000,000
State of Wisconsin, TECP, Series 2008:
0.35%, 5/06/10	29,000	29,000,000
0.43%, 6/11/10	107,313	107,313,000
0.40%, 5/24/10	10,000	10,000,000
Wisconsin Health & Educational Facilities Authority, RB, Capital Lakes, Inc., Series B, VRDN, 0.32%, 5/07/10 (a)	10,025	10,025,000
Wisconsin Health & Educational Facilities Authority, RB, National Regency New Berlin Project, VRDN, 0.30%, 5/03/10 (a)	8,800	8,800,000
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 0.45%, 5/07/10 (a)	16,700	16,700,000
Wisconsin Housing & EDA, RB, State S/F Housing, Series A, AMT, VRDN, 0.50%, 5/07/10 (a)	49,910	49,910,000

		342,303,252

Wyoming — 0.1%
City of Green River Wyoming, RB, OCI Wyoming LP Project, AMT, VRDN, 0.50%, 5/07/10 (a)	4,600	4,600,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series A, AMT, VRDN, 0.37%, 5/07/10 (a)	5,000	5,000,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series B, AMT, VRDN, 0.37%, 5/07/10 (a)	3,500	3,500,000

		13,100,000

Total Municipal Bonds — 98.9%		10,671,647,041

Closed-End Investment Companies

Multi-State — 0.6%
Nuveen Municipal Advantage Fund, Inc., VRDP, Series 2010, 0.45%, 5/07/10 (a)(b)	39,400	39,400,000
Nuveen Municipal Market Opportunity Fund, Inc., VRDP, Series 2010-3509, 0.45%, 5/07/10 (a)(b)	29,500	29,500,000

Total Closed-End Investment Companies — 0.6%		68,900,000

Total Investments (Cost — $10,740,547,041*) — 99.5%		10,740,547,041
Other Assets Less Liabilities — 0.5%		54,886,857

Net Assets — 100.0%		$10,795,433,898

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair Value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Total Investments[1]	—	$10,740,547,041	—	$10,740,547,041

Total	—	$10,740,547,041	—	$10,740,547,041

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2010	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets

Investments at value — unaffiliated[1]	$10,872,424,677	$10,316,605,453	$10,740,547,041
Repurchase agreements at value — unaffiliated[2]	1,535,000,000	1,255,000,000	—
Cash	—	61,019	2,098,363
Interest receivable	2,267,118	2,109,528	40,727,600
Investments sold receivable	—	—	12,610,624

Total assets	12,409,691,795	11,573,776,000	10,795,983,628

Liabilities

Investments purchased payable	224,905,278	391,994,663	—
Investment advisory fees payable	516,988	493,619	455,569
Other accrued expenses payable	250,369	112,921	94,161
Bank overdraft	98,699	—	—

Total liabilities	225,771,334	392,601,203	549,730

Net Assets	$12,183,920,461	$11,181,174,797	$10,795,433,898

Investor’s Capital

Investor’s Capital	$12,183,920,461	$11,181,174,797	$10,795,433,898

[1] Investments at cost — unaffiliated	$10,872,424,677	$10,316,605,453	$10,740,547,041

[2] Repurchase agreements at cost — unaffiliated	$1,535,000,000	$1,255,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2010	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income

Interest	$74,176,007	$95,298,999	$73,260,305

Expenses

Investment advisory	7,936,087	9,821,226	7,092,459
Custodian	631,605	687,421	519,050

Total expenses	8,567,692	10,508,647	7,611,509

Net investment income	65,608,315	84,790,352	65,648,796

Realized Gain

Net realized gain from investments	875,208	1,056,848	659,800

Net Increase in Net Assets Resulting from Operations	$66,483,523	$85,847,200	$66,308,596

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	41

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio		Master Institutional Tax-Exempt Portfolio

	Year Ended April 30,		Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2010	2009	2010	2009	2010	2009

Operations

Net investment income	$65,608,315	$521,353,509	$84,790,352	$585,108,811	$65,648,796	$293,854,266
Net realized gain (loss)	875,208	(3,174,602)	1,056,848	1,565,391	659,800	1,121,520

Net increase in net assets resulting from operations	66,483,523	518,178,907	85,847,200	586,674,202	66,308,596	294,975,786

Capital Transactions

Contributions from feeders	19,372,479,877	38,186,929,469	25,606,445,339	35,834,460,841	6,458,332,487	8,805,287,046
Withdrawals from feeders	(24,568,388,315)	(53,824,174,946)	(40,495,306,679)	(40,054,046,911)	(10,614,931,911)	(11,735,886,295)

Net decrease in net assets derived from capital transactions	(5,195,908,438)	(15,637,245,477)	(14,888,861,340)	(4,219,586,070)	(4,156,599,424)	(2,930,599,249)

Net Assets

Total decrease in net assets	(5,129,424,915)	(15,119,066,570)	(14,803,014,140)	(3,632,911,868)	(4,090,290,828)	(2,635,623,463)

Beginning of year	17,313,345,376	32,432,411,946	25,984,188,937	29,617,100,805	14,885,724,726	17,521,348,189

End of year	$12,183,920,461	$17,313,345,376	$11,181,174,797	$25,984,188,937	$10,795,433,898	$14,885,724,726

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.41%	2.29%	4.74%	5.19%	3.81%

Supplemental Data

Net assets, end of year (000)	$12,183,920	$17,313,345	$32,432,412	$19,918,479	$16,828,490

	Master Institutional Portfolio

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.43%	2.21%	4.73%	5.24%	3.93%

Supplemental Data

Net assets, end of year (000)	$11,181,175	$25,984,189	$29,617,101	$20,372,911	$12,600,154

	Master Institutional Tax-Exempt Portfolio

	Year Ended April 30,

	2010	2009	2008	2007	2006

Per Share Operating Performance

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.46%	1.74%	3.30%	3.58%	2.82%

Supplemental Data

Net assets, end of year (000)	$10,795,434	$14,885,725	$17,521,348	$14,914,575	$14,063,477

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	43

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is organized as a limited liability company under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors (the “Board”) to issue unlimited interests in the Master LLC. Interests in the Master LLC are issued solely in private placement transactions to accredited investors. The Master LLC consists of five series, Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Government Portfolio, Master Treasury Portfolio and Master Institutional Tax-Exempt Portfolio, (collectively, the “Master Portfolios”). Master Government Portfolio and Master Treasury Portfolio are not currently active. The Master LLC’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Trustees of Funds For Institutions Series and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies consistently followed by the Master LLC:

Valuation: Each Master Portfolio’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master Premier Institutional Portfolio and the Master Institutional Portfolio may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolios’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in a Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so investors in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files applicable US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ US federal tax returns remains open for the four years ended April 30, 2010. The statutes of limitations on the Master Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Master LLC’s financial statements and disclosures is currently being assessed.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master Portfolios amortize all premiums and discounts on debt securities.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for each Master Portfolio pursuant to an investment advisory agreement with the Master LLC. Each Master Portfolio pays the Manager a fee at the annual rate of 0.05% of its average daily net assets.

The Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate, with respect to the Master Portfolios, under which the Manager pays the sub-advisor for services it provides to the Master Portfolios a monthly fee that is a percentage of the investment advisory fee paid by each Master Portfolio to the Manager. The sub-advisor is responsible for the day-to-day management of the Master Portfolios.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock and its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by a Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, a Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may default. Each Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Master Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Master Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	45

Report of Independent Registered Public Accounting Firm

To the Directors and Investors of Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities of the Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (the “Master Funds”), each a separate series of the Master Institutional Money Market LLC (the “Master LLC”), including the schedules of investments, as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Master Funds as of April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2010

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Directors and Officers

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 104 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 104 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2002

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 104 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 104 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 104 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 104 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 104 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 104 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 104 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	47

Directors and Officers (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 104 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 104 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Trust/Master LLC. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain directors as joining the Trust’s/Master LLC’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President[4] and Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

				169 RICs consisting of 298 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				169 RICs consisting of 298 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Trust/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

	[4]	President of the Trust.

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Directors and Officers (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

Anne Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009[2]

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

	[1]	Officers of the Trust/Master LLC serve at the pleasure of the Board of Directors.

	[2]	Ms. Ackerley has been President of the Master LLC and Chief Executive Officer of the Trust and Master LLC since 2009 and was Vice President from 2007 to 2009.

Further information about the Trust’s/Master LLC’s Directors and Officers is available in the Trust’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	49

Directors and Officers (concluded)

Investment Advisor/Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust and Master LLC
One Financial Center
Boston, MA 02111

50	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at www.fundsforinstitutions.com or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 225-1576.

Availability of Quarterly Portfolio Schedule

The Trust/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 225-1576; (2) on www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 225-1576 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2010	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency disclosed. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-4/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$30,000	$36,100	$0	$0	$6,100	$6,100	$4,212	$733
FFI Institutional Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$7,130	$733
FFI Institutional Tax-Exempt Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$4,145	$733
FFI Premier Institutional Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$5,725	$733
FFI Select Institutional Fund	$7,800	$7,800	$0	$0	$6,100	$6,100	$836	$733
FFI Treasury Fund	$28,100	$28,100	$0	$0	$6,100	$6,100	$3,659	$733
Master Institutional Portfolio	$35,000	$39,100	$0	$0	$5,500	$6,100	$0	$0
Master Institutional Tax-Exempt Portfolio	$35,000	$39,100	$0	$0	$5,500	$6,100	$0	$0
Master Premier Institutional Portfolio	$35,000	$49,100	$0	$0	$6,600	$6,100	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$21,089	$414,333
FFI Institutional Fund	$24,,007	$414,333
FFI Institutional Tax-Exempt Fund	$21,022	$414,333
FFI Premier Institutional Fund	$22,602	$414,333
FFI Select Institutional Fund	$17,713	$414,333
FFI Treasury Fund	$20,536	$414,333
Master Institutional Portfolio	$16,277	$413,600
Master Institutional Tax-Exempt Portfolio	$16,277	$413,600
Master Premier Institutional Portfolio	$17,377	$413,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: June 28, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: June 28, 2010